UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03940

BNY Mellon Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/23

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

-	BNY Mellon Global Stock Fund
-	BNY Mellon International Stock Fund
-	BNY Mellon Select Managers Small Cap Value Fund
-	BNY Mellon U.S. Equity Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Global Stock Fund

SEMI-ANNUAL REPORT May 31, 2023

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2022, through May 31, 2023, as provided by Charlie Macquaker, Roy Leckie, Jane Henderson, Fraser Fox and Maxim Skorniakov, members of the Investment Executive group at Walter Scott & Partners Limited (Walter Scott), sub-adviser.

Market and Fund Performance Overview

For the six-month period ended May 31, 2023, the BNY Mellon Global Stock Fund (the “fund”) produced a return of 6.61% for Class A shares, 6.21% for Class C shares, 6.77% for Class I shares and 6.79% for Class Y shares.1 For the same period, the fund’s benchmark, the MSCI World Index (the “Index”), produced a total return of 3.92%.2

Global markets gained ground during the reporting period as global economic growth remained positive in the face of high inflation and rising interest rates, the U.S. Federal Reserve (the “Fed”) appeared to near an inflection point in its rate cycle, and the Chinese economy reopened after the government rescinded its “zero-COVID-19” policy. The fund outperformed the Index largely due to favorable positioning in the health care and financial sectors.

The Fund’s Investment Approach

The fund seeks long-term total return. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund’s investments will be focused on companies located in developed markets. The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection but, at times, may invest a substantial portion of its assets in a single country. The fund may invest in the securities of companies of any market capitalization. Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection, building the fund’s portfolio from the bottom up through extensive fundamental research. The investment process begins with the screening of reported company financials. Companies that meet certain broad, absolute and trend criteria are candidates for more detailed financial analysis. The fund’s Investment Team collectively reviews and selects those stocks that meet Walter Scott’s criteria, and where the expected growth rate is combined with a reasonable valuation for the underlying equity. Geographic and sector allocations are the result of, not part of, the investment process, because the Investment Team’s sole focus is on the analysis of, and investment in, individual companies.

Global Equities Rebound on Positive Macroeconomic Trends

The outlook for inflation and the trajectory of monetary policy continued to dominate the narrative within financial markets during the reporting period. Despite hawkish rhetoric and actions from central banks, the early months of the period saw evidence of decelerating price growth in the United States, raising hopes that inflation had peaked and driving risk assets higher. Markets were also encouraged by China’s easing of its strict COVID-19 restrictions. In Europe, mild winter weather and effective management of reserves averted a potential energy crisis related to the absence of Russian oil.

In February and March 2023, signs of interest-rate-related stress emerged within the U.S. banking sector as two major regional banks failed, followed by the enforced takeover of

2

Credit Suisse by UBS under the auspices of the Swiss authorities. Equities dipped broadly, before swift action from federal authorities and major banks eased investors’ concerns, enabling markets to regain upward momentum in mid-March. Global economic growth remained generally positive despite high inflation and rising interest rates. The U.S. economy continued to expand, supported by historically high levels of employment, strong wage growth and steady consumer spending. European economies remained in broadly positive territory as well, despite some notably weak areas, such as Germany. China’s reopening proved uneven, faltering in May, while worsening U.S.-China relations further challenged the world’s second-largest economy, bringing the threat of U.S. restrictions on investments in China in areas such as artificial intelligence (AI), quantum computing and semiconductors.

Strong Stock Selection Bolsters Relative Returns

The fund’s returns relative to the Index benefited from strong issue selection in the health care sector, and a combination of underweight exposure to and positive issue selection in financials, with no exposure to the lagging banking industry. From a geographic perspective, the fund generated its best relative performance in Europe ex-UK and the United States, largely due to stock selection. Top-performing individual holdings included Denmark-based pharmaceutical firm Novo Nordisk A/S, Cl. B, UK-based food and services provider Compass Group PLC, and U.S.-based cybersecurity company Fortinet, Inc. Novo Nordisk A/S, Cl. B shares gained ground on strong sales and market optimism regarding the company’s recently launched obesity drugs. Compass Group PLC reported strong financial results, capturing additional market share as group dining activity resumed in the wake of the pandemic. Fortinet, Inc. benefited from robust earnings and guidance driven by strong demand for the company’s services.

Conversely, the fund lagged the Index in the information technology and communication services sectors, partly due to a few underperforming holdings and partly due to lack of exposure to high-flying mega-cap market leaders, such as NVIDIA, Apple and Meta Platforms. The only negatives from a geographic perspective included Canada and the Pacific ex-Japan, both of which detracted only slightly from relative returns. Aside from lack of exposure to the mega-cap stocks cited above, few individual holdings detracted significantly from the fund’s relative performance. The most notable, specialty health care industry support company Waters Corp., lost ground on slightly weaker-than-expected guidance from the company and investor concerns regarding slowing global economic growth.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Maintaining Our Focus on High-Quality Companies with Strong Fundamentals

As of the end of the reporting period, we anticipate further market volatility as central banks struggle to constrain inflationary pressures, with the possibility of a recession still on the horizon. While many companies have effectively controlled costs and continued to report reasonably strong earnings despite those pressures, we expect businesses to face increasing difficulties in meeting financial expectations if economic growth falters. We believe the fund’s holdings are relatively well positioned to outperform in the face of prevailing market uncertainties due to their high-quality, defensive characteristics and solid fundamentals, which enable them to operate effectively in varying economic environments.

June 15, 2023

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The MSCI World Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.

Small and midsized company stocks tend to be more volatile and less liquid than larger company stocks as these companies are less established and have more volatile earnings histories.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Global Stock Fund from December 1, 2022 to May 31, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.28	$10.59	$4.69	$4.64
Ending value (after expenses)	$1,066.10	$1,062.10	$1,067.70	$1,067.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.14	$10.35	$4.58	$4.53
Ending value (after expenses)	$1,018.85	$1,014.66	$1,020.39	$1,020.44
†

Expenses are equal to the fund’s annualized expense ratio of 1.22% for Class A, 2.06% for Class C, .91% for Class I and .90% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
May 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.8%
Australia - 2.4%
CSL Ltd.	120,000		23,899,636
Canada - 4.8%
Alimentation Couche-Tard, Inc.	506,900		24,544,042
Canadian National Railway Co.	205,100		23,125,308
			47,669,350
Denmark - 3.4%
Novo Nordisk A/S, Cl. B	212,700		34,177,793
Finland - .9%
Kone OYJ, Cl. B	179,000		9,100,348
France - 6.4%
Dassault Systemes SE	257,300		11,292,776
L'Oreal SA	55,900		23,883,981
LVMH Moet Hennessy Louis Vuitton SE	32,800		28,627,809
			63,804,566
Hong Kong - 3.3%
AIA Group Ltd.	2,341,400		22,702,897
Prudential PLC	759,900		10,028,488
			32,731,385
Ireland - 2.3%
Experian PLC	662,200		23,431,160
Japan - 7.0%
Keyence Corp.	63,028		30,558,968
Shin-Etsu Chemical Co. Ltd.	759,000		23,389,196
SMC Corp.	29,600		15,882,023
			69,830,187
Spain - 1.6%
Industria de Diseno Textil SA	481,600		16,146,919
Switzerland - 5.4%
Lonza Group AG	16,600		10,411,099
Nestle SA	172,800		20,507,196
Roche Holding AG	71,600		22,687,371
			53,605,666
Taiwan - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	278,600		27,467,174
United Kingdom - 2.3%
Compass Group PLC	854,500		23,386,988
United States - 55.2%
Adobe, Inc.	64,700	[a]	27,031,013
Alphabet, Inc., Cl. C	218,040	[a]	26,899,594
Amphenol Corp., Cl. A	286,700		21,631,515

6

Description		Shares		Value ($)
Common Stocks - 97.8% (continued)
United States - 55.2% (continued)
Automatic Data Processing, Inc.		107,500		22,466,425
Booking Holdings, Inc.		7,660	[a]	19,217,178
Cisco Systems, Inc.		393,100		19,525,277
Cognex Corp.		173,200		9,519,072
Cognizant Technology Solutions Corp., Cl. A		257,800		16,109,922
Costco Wholesale Corp.		41,000		20,973,960
Edwards Lifesciences Corp.		284,100	[a]	23,929,743
Fastenal Co.		376,900		20,296,065
Fortinet, Inc.		288,600	[a]	19,720,038
Illumina, Inc.		50,500	[a]	9,930,825
Intuitive Surgical, Inc.		81,200	[a]	24,996,608
IPG Photonics Corp.		78,700	[a]	8,693,989
Linde PLC		76,100		26,913,526
Mastercard, Inc., Cl. A		77,300		28,216,046
Microsoft Corp.		121,600		39,932,224
NIKE, Inc., Cl. B		177,300		18,662,598
Old Dominion Freight Line, Inc.		47,061		14,609,617
O'Reilly Automotive, Inc.		12,500	[a]	11,291,375
Paychex, Inc.		148,100		15,540,133
Stryker Corp.		72,700		20,034,666
Texas Instruments, Inc.		143,200		24,899,616
The TJX Companies, Inc.		259,000		19,888,610
The Walt Disney Company		119,500	[a]	10,511,220
Waters Corp.		63,100	[a]	15,851,982
West Pharmaceutical Services, Inc.		43,700		14,623,331
				551,916,168
Total Common Stocks (cost $432,448,075)				977,167,340
	1-Day Yield (%)
Investment Companies - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $19,747,635)	5.19	19,747,635	[b]	19,747,635
Total Investments (cost $452,195,710)		99.8%		996,914,975
Cash and Receivables (Net)		.2%		2,317,660
Net Assets		100.0%		999,232,635

ADR—American Depositary Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotechnology & Life Sciences	13.2
Software & Services	11.4
Technology Hardware & Equipment	9.0
Health Care Equipment & Services	6.9
Commercial & Professional Services	6.2
Semiconductors & Semiconductor Equipment	5.2
Materials	5.0
Consumer Discretionary Distribution & Retail	4.7
Consumer Durables & Apparel	4.7
Consumer Staples Distribution	4.6
Capital Goods	4.5
Consumer Services	4.3
Transportation	3.8
Media & Entertainment	3.7
Insurance	3.3
Financial Services	2.8
Household & Personal Products	2.4
Food, Beverage & Tobacco	2.1
Investment Companies	2.0
99.8

† Based on net assets.

See notes to financial statements.

8

Affiliated Issuers
Description	Value ($) 11/30/2022	Purchases ($)†	Sales ($)	Value ($) 5/31/2023	Dividends/ Distributions ($)
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.0%	8,741,138	188,106,937	(177,100,440)	19,747,635	330,954
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .0%	3,484,166	127,528	(3,611,694)	-	200	††
Total - 2.0%	12,225,304	188,234,465	(180,712,134)	19,747,635	331,154

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	432,448,075	977,167,340
Affiliated issuers	19,747,635	19,747,635
Cash denominated in foreign currency	43,521	43,364
Tax reclaim receivable—Note 1(b)		3,209,663
Dividends receivable		976,917
Receivable for shares of Common Stock subscribed		955,739
Prepaid expenses		50,761
		1,002,151,419
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		784,978
Payable for investment securities purchased		1,616,987
Payable for shares of Common Stock redeemed		406,376
Directors’ fees and expenses payable		24,429
Other accrued expenses		86,014
		2,918,784
Net Assets ($)		999,232,635
Composition of Net Assets ($):
Paid-in capital		336,887,030
Total distributable earnings (loss)		662,345,605
Net Assets ($)		999,232,635

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	35,064,363	2,104,361	582,901,355	379,162,556
Shares Outstanding	1,594,567	102,522	25,959,690	16,926,748
Net Asset Value Per Share ($)	21.99	20.53	22.45	22.40

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2023 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $642,077 foreign taxes withheld at source):
Unaffiliated issuers	7,576,836
Affiliated issuers	330,954
Income from securities lending—Note 1(c)	200
Total Income	7,907,990
Expenses:
Management fee—Note 3(a)	4,311,921
Shareholder servicing costs—Note 3(c)	112,576
Directors’ fees and expenses—Note 3(d)	55,388
Professional fees	52,307
Registration fees	36,515
Custodian fees—Note 3(c)	29,304
Prospectus and shareholders’ reports	14,534
Chief Compliance Officer fees—Note 3(c)	12,111
Loan commitment fees—Note 2	9,221
Distribution fees—Note 3(b)	7,676
Miscellaneous	22,870
Total Expenses	4,664,423
Less—reduction in fees due to earnings credits—Note 3(c)	(3,766)
Net Expenses	4,660,657
Net Investment Income	3,247,333
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	114,638,720
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(51,066,978)
Net Realized and Unrealized Gain (Loss) on Investments	63,571,742
Net Increase in Net Assets Resulting from Operations	66,819,075

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations ($):
Net investment income	3,247,333	4,947,764
Net realized gain (loss) on investments	114,638,720	114,538,018
Net change in unrealized appreciation (depreciation) on investments	(51,066,978)	(291,210,715)
Net Increase (Decrease) in Net Assets Resulting from Operations	66,819,075	(171,724,933)
Distributions ($):
Distributions to shareholders:
Class A	(3,370,083)	(4,038,293)
Class C	(233,003)	(402,809)
Class I	(60,469,007)	(77,813,997)
Class Y	(40,210,788)	(51,099,609)
Total Distributions	(104,282,881)	(133,354,708)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,427,150	2,566,854
Class C	181,692	188,515
Class I	43,248,426	72,130,511
Class Y	3,700,600	26,529,561
Distributions reinvested:
Class A	3,112,810	3,707,708
Class C	214,816	356,095
Class I	58,523,929	72,709,117
Class Y	29,788,453	36,669,026
Cost of shares redeemed:
Class A	(2,998,484)	(7,704,105)
Class C	(453,921)	(1,759,602)
Class I	(114,724,991)	(211,156,002)
Class Y	(45,116,832)	(104,730,636)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(23,096,352)	(110,492,958)
Total Increase (Decrease) in Net Assets	(60,560,158)	(415,572,599)
Net Assets ($):
Beginning of Period	1,059,792,793	1,475,365,392
End of Period	999,232,635	1,059,792,793

12

	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Capital Share Transactions (Shares):
Class Aa
Shares sold	66,438	106,001
Shares issued for distributions reinvested	149,472	139,035
Shares redeemed	(139,619)	(324,647)
Net Increase (Decrease) in Shares Outstanding	76,291	(79,611)
Class C
Shares sold	8,888	7,963
Shares issued for distributions reinvested	11,009	14,064
Shares redeemed	(23,279)	(78,475)
Net Increase (Decrease) in Shares Outstanding	(3,382)	(56,448)
Class Ia
Shares sold	2,049,758	3,051,443
Shares issued for distributions reinvested	2,757,269	2,679,150
Shares redeemed	(5,281,261)	(9,102,664)
Net Increase (Decrease) in Shares Outstanding	(474,234)	(3,372,071)
Class Ya
Shares sold	170,678	1,061,652
Shares issued for distributions reinvested	1,406,740	1,354,201
Shares redeemed	(2,075,487)	(4,458,923)
Net Increase (Decrease) in Shares Outstanding	(498,069)	(2,043,070)

[a]

During the period ended May 31, 2023, 165,469 Class Y shares representing $3,576,999 were exchanged for 165,069 Class I shares. During the period ended November 30, 2022, 1,971 Class Y shares representing $55,393 were exchanged for 2,001 Class A shares, and 274,616 Class Y shares representing $6,265,506 were exchanged for 273,993 Class I shares.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2023	Year Ended November 30,
Class A Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	22.86	28.41	25.74	23.07	21.08	21.53
Investment Operations:
Net investment income[a]	.04	.02	.01	.06	.10	.11
Net realized and unrealized gain (loss) on investments	1.34	(3.04)	4.09	3.71	3.17	1.02
Total from Investment Operations	1.38	(3.02)	4.10	3.77	3.27	1.13
Distributions:
Dividends from net investment income	(.03)	(.00)[b]	(.08)	(.10)	(.12)	(.15)
Dividends from net realized gain on investments	(2.22)	(2.53)	(1.35)	(1.00)	(1.16)	(1.43)
Total Distributions	(2.25)	(2.53)	(1.43)	(1.10)	(1.28)	(1.58)
Net asset value, end of period	21.99	22.86	28.41	25.74	23.07	21.08
Total Return (%)[c]	6.61[d]	(11.84)	16.72	17.00	17.04	5.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.22[e]	1.22	1.20	1.23	1.21	1.20
Ratio of net expenses to average net assets	1.22[e]	1.22	1.20	1.23	1.21	1.20
Ratio of net investment income to average net assets	.34[e]	.09	.03	.27	.46	.52
Portfolio Turnover Rate	7.44[d]	1.10	9.79	4.13	6.62	8.15
Net Assets, end of period ($ x 1,000)	35,064	34,704	45,402	38,828	35,891	29,369

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d  Not annualized.

e  Annualized.

See notes to financial statements.

14

Six Months Ended
	May 31, 2023	Year Ended November 30,
Class C Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	21.53	27.11	24.73	22.26	20.41	20.89
Investment Operations:
Net investment (loss)[a]	(.05)	(.15)	(.19)	(.10)	(.05)	(.05)
Net realized and unrealized gain (loss) on investments	1.27	(2.90)	3.92	3.57	3.06	1.00
Total from Investment Operations	1.22	(3.05)	3.73	3.47	3.01	.95
Distributions:
Dividends from net realized gain on investments	(2.22)	(2.53)	(1.35)	(1.00)	(1.16)	(1.43)
Net asset value, end of period	20.53	21.53	27.11	24.73	22.26	20.41
Total Return (%)[b]	6.21[c]	(12.59)	15.83	16.15	16.12	4.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.06[d]	2.01	1.97	1.98	1.96	1.97
Ratio of net expenses to average net assets	2.06[d]	2.01	1.97	1.98	1.96	1.97
Ratio of net investment (loss) to average net assets	(.51)[d]	(.69)	(.77)	(.45)	(.25)	(.22)
Portfolio Turnover Rate	7.44[c]	1.10	9.79	4.13	6.62	8.15
Net Assets, end of period ($ x 1,000)	2,104	2,281	4,401	8,114	11,260	11,008

a Based on average shares outstanding.

b Exclusive of sales charge.

c  Not annualized.

d  Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2023	Year Ended November 30,
Class I Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	23.34	28.95	26.19	23.44	21.41	21.83
Investment Operations:
Net investment income[a]	.07	.10	.09	.12	.15	.17
Net realized and unrealized gain (loss) on investments	1.37	(3.10)	4.16	3.78	3.21	1.04
Total from Investment Operations	1.44	(3.00)	4.25	3.90	3.36	1.21
Distributions:
Dividends from net investment income	(.11)	(.08)	(.14)	(.15)	(.17)	(.20)
Dividends from net realized gain on investments	(2.22)	(2.53)	(1.35)	(1.00)	(1.16)	(1.43)
Total Distributions	(2.33)	(2.61)	(1.49)	(1.15)	(1.33)	(1.63)
Net asset value, end of period	22.45	23.34	28.95	26.19	23.44	21.41
Total Return (%)	6.77[b]	(11.59)	17.07	17.32	17.32	5.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[c]	.89	.93	.96	.97	.94
Ratio of net expenses to average net assets	.91[c]	.89	.93	.96	.97	.94
Ratio of net investment income to average net assets	.65[c]	.42	.31	.53	.71	.78
Portfolio Turnover Rate	7.44[b]	1.10	9.79	4.13	6.62	8.15
Net Assets, end of period ($ x 1,000)	582,901	616,996	862,835	1,026,985	965,481	858,817

a Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

16

Six Months Ended
	May 31, 2023	Year Ended November 30,
Class Y Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	23.29	28.91	26.16	23.41	21.38	21.81
Investment Operations:
Net investment income[a]	.07	.10	.08	.14	.17	.18
Net realized and unrealized gain (loss) on investments	1.37	(3.10)	4.17	3.78	3.20	1.04
Total from Investment Operations	1.44	(3.00)	4.25	3.92	3.37	1.22
Distributions:
Dividends from net investment income	(.11)	(.09)	(.15)	(.17)	(.18)	(.22)
Dividends from net realized gain on investments	(2.22)	(2.53)	(1.35)	(1.00)	(1.16)	(1.43)
Total Distributions	(2.33)	(2.62)	(1.50)	(1.17)	(1.34)	(1.65)
Net asset value, end of period	22.40	23.29	28.91	26.16	23.41	21.38
Total Return (%)	6.79[b]	(11.58)	17.11	17.43	17.36	5.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90[c]	.89	.89	.89	.89	.89
Ratio of net expenses to average net assets	.90[c]	.89	.89	.89	.89	.89
Ratio of net investment income to average net assets	.66[c]	.43	.29	.62	.80	.85
Portfolio Turnover Rate	7.44[b]	1.10	9.79	4.13	6.62	8.15
Net Assets, end of period ($ x 1,000)	379,163	405,812	562,727	338,021	398,977	358,526

a Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Global Stock Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses

18

on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as

20

determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	627,052,692	350,114,648	††	-	977,167,340
Investment Companies	19,747,635	-		-	19,747,635

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2023, BNY Mellon earned $27 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments,

22

and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2022 was as follows: ordinary income $5,403,849 and long-term capital gains $127,950,859. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2023, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

24

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.

During the period ended May 31, 2023, the Distributor retained $805 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2023, Class C shares were charged $7,676 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2023, Class A and Class C shares were charged $42,739 and $2,558, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2023, the fund was charged $5,398 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $3,766.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2023, the fund was charged $29,304 pursuant to the custody agreement.

During the period ended May 31, 2023, the fund was charged $12,111 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $731,771, Distribution Plan fees of $1,310, Shareholder Services Plan fees of $7,838, Custodian fees of $36,000, Chief Compliance Officer fees of $4,983 and Transfer Agent fees of $3,076.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2023, amounted to $74,591,032 and $208,027,915, respectively.

At May 31, 2023, accumulated net unrealized appreciation on investments was $544,719,265, consisting of $560,982,901 gross unrealized appreciation and $16,263,636 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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29

For More Information

BNY Mellon Global Stock Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Walter Scott & Partners Limited
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DGLAX Class C: DGLCX Class I: DGLRX Class Y: DGLYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 6159SA0523

BNY Mellon International Stock Fund

SEMI-ANNUAL REPORT May 31, 2023

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2022, through May 31, 2023, as provided by Charlie Macquaker, Roy Leckie, Jane Henderson, Fraser Fox and Maxim Skorniakov, members of the Investment Executive group at Walter Scott & Partners Limited (Walter Scott), sub-adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2023, the BNY Mellon International Stock Fund (the “fund”) produced a return of 10.02% for Class A shares, 9.61% for Class C shares, 10.19% for Class I shares and 10.21% for Class Y shares.1 In comparison, the fund’s benchmark index, the MSCI EAFE® Index (the “Index”), achieved a return of 6.89% for the same period.2

International equities gained ground during the reporting period as global economic growth remained positive in the face of high inflation and rising interest rates, the U.S. Federal Reserve (the “Fed”) appeared to near an inflection point in its rate cycle, and the Chinese economy reopened after the government rescinded its “zero-COVID-19” policy. The fund outperformed the Index largely due to favorable positioning in the information technology sector.

The Fund’s Investment Approach

The fund seeks long-term total returns. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund normally invests primarily in foreign companies located in developed markets. The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection but, at times, may invest a substantial portion of its assets in a single country. The fund may invest in the securities of companies of any market capitalization. Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection, building the fund’s portfolio from the bottom up through extensive fundamental research. The investment process begins with the screening of reported company financials. Companies that meet certain broad, absolute and trend criteria are candidates for more detailed financial analysis. The fund’s Investment Team collectively reviews and selects those stocks that meet Walter Scott’s criteria, and where the expected growth rate is combined with a reasonable valuation for the underlying equity. Geographic and sector allocations are results of, not part of, the investment process, because the Investment Team’s sole focus is on the analysis of, and investment in, individual companies.

International Equities Rebound on Positive Macroeconomic Trends

The outlook for inflation and the trajectory of monetary policy continued to dominate the narrative within financial markets during the reporting period. Despite hawkish rhetoric and actions from central banks, the early months of the period saw evidence of decelerating price growth in the United States, raising hopes that inflation had peaked and driving risk assets higher. Markets were also encouraged by China’s easing of its strict COVID-19 restrictions. In Europe, mild winter weather and effective management of reserves averted a potential energy crisis related to the absence of Russian oil.

2

In February and March 2023, signs of interest-rate-related stress emerged within the U.S. banking sector as two major regional banks failed, followed by the enforced takeover of Credit Suisse by UBS under the auspices of the Swiss authorities. Equities dipped broadly, before swift action from federal authorities and major banks eased investors’ concerns, enabling markets to regain upward momentum in mid-March. Global economic growth remained generally positive despite high inflation and rising interest rates. The U.S. economy continued to expand, supported by historically high levels of employment, strong wage growth and steady consumer spending. European economies remained in broadly positive territory as well, despite some notably weak areas, such as Germany. China’s reopening proved uneven, faltering in May, while worsening U.S.-China relations further challenged the world’s second-largest economy, bringing the threat of U.S. restrictions on investments in China in areas such as artificial intelligence (AI), quantum computing and semiconductors.

Strong Stock Selection Bolsters Relative Returns

The fund’s returns relative to the Index benefited from strong issue selection in, and overweight exposure to, the information technology sector. In particular, semiconductor equipment and manufacturing stocks staged a robust recovery from weak returns during most of 2022 as risk-on sentiment returned to the market, and investors sought exposure to the artificial intelligence (AI) revolution, which depends on advanced semiconductor technology. Notably strong holdings included Netherlands-based semiconductor equipment makers ASML Holding NV and ASM International NV, and Taiwan Semiconductor Manufacturing Co. Ltd. Leading holdings in other sectors included Denmark-based pharmaceutical firm Novo Nordisk A/S and Spain-based fashion retailer Industria de Diseno Textil SA (“Inditex”). Novo Nordisk A/S shares gained ground on strong sales and market optimism regarding the company’s recently launched obesity drugs. Inditex shares rose on the company’s strong earnings as shoppers returned to stores as the pandemic waned. Relative returns also benefited from the fund’s lack of exposure to the lagging banking industry within the financial sector. From a geographic perspective, the fund generated its best relative performance in Europe ex-UK, followed by Japan, where factory automation equipment company Keyence Corp. and specialty chemicals producer Shin-Etsu Chemical Co. Ltd. led performance.

Conversely, a few of the fund’s cyclical holdings underperformed after providing weaker-than-expected guidance as the pace of economic growth slowed. Notable underperforming holdings included Canadian National Railway Co., UK-based beverage company Diageo PLC and Denmark-based industrial enzyme producer Novozymes A/S. The fund’s position in Canada detracted slightly from a geographic perspective.

Maintaining Our Focus on High-Quality Companies with Strong Fundamentals

As of the end of the reporting period, we anticipate further market volatility as central banks struggle to constrain inflationary pressures, with the possibility of a recession still on the horizon. While many companies have effectively controlled costs and continued to report reasonably strong earnings despite those pressures, we expect businesses to face increasing difficulties in meeting financial expectations if economic growth falters. We believe the fund’s holdings are relatively well positioned to outperform in the face of prevailing market

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

uncertainties due to their high-quality, defensive characteristics and solid fundamentals, which enable them to operate effectively in varying economic environments.

June 15, 2023

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

Small and midsized company stocks tend to be more volatile and less liquid than larger company stocks as these companies are less established and have more volatile earnings histories.

The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon International Stock Fund from December 1, 2022 to May 31, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.34	$10.35	$4.82	$4.66
Ending value (after expenses)	$1,100.20	$1,096.10	$1,101.90	$1,102.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.09	$9.95	$4.63	$4.48
Ending value (after expenses)	$1,018.90	$1,015.06	$1,020.34	$1,020.49
†

Expenses are equal to the fund’s annualized expense ratio of 1.21% for Class A, 1.98% for Class C, .92% for Class I and .89% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
May 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.8%
Australia - 3.5%
Cochlear Ltd.	431,100		68,196,542
CSL Ltd.	686,800		136,785,581
			204,982,123
Canada - 4.8%
Alimentation Couche-Tard, Inc.	3,146,200		152,338,656
Canadian National Railway Co.	1,132,300		127,668,389
			280,007,045
Denmark - 7.6%
Chr. Hansen Holding A/S	715,400	[a]	52,068,065
Coloplast A/S, Cl. B	786,000		98,999,508
Novo Nordisk A/S, Cl. B	1,463,000		235,082,797
Novozymes A/S, Cl. B	1,075,800		51,916,253
			438,066,623
Finland - 1.7%
Kone OYJ, Cl. B	1,905,000		96,850,070
France - 13.6%
Air Liquide SA	844,100		141,392,803
Dassault Systemes SE	2,371,400		104,079,627
Hermes International	42,000		85,608,784
L'Oreal SA	372,000		158,941,696
LVMH Moet Hennessy Louis Vuitton SE	203,500		177,614,606
TotalEnergies SE	2,126,000		120,103,426
			787,740,942
Germany - 5.9%
adidas AG	663,300		107,491,045
Merck KGaA	631,000		109,594,661
SAP SE	967,100		126,355,326
			343,441,032
Hong Kong - 7.1%
AIA Group Ltd.	13,412,000		130,046,661
CLP Holdings Ltd.	9,862,500		71,801,869
Hang Lung Properties Ltd.	29,108,000		46,011,019
Jardine Matheson Holdings Ltd.	983,100		47,213,357
Prudential PLC	8,634,900		113,955,778
			409,028,684
Ireland - 2.3%
Experian PLC	3,750,400		132,703,445
Italy - 1.0%
Ferrari NV	211,400		60,359,081
Japan - 19.5%
Daikin Industries Ltd.	647,400		123,016,819

6

Description	Shares	Value ($)
Common Stocks - 96.8% (continued)
Japan - 19.5% (continued)
FANUC Corp.	2,576,000	88,048,243
Hoya Corp.	979,800	122,948,859
Keyence Corp.	427,280	207,165,638
MISUMI Group, Inc.	1,837,800	39,763,100
Murata Manufacturing Co. Ltd.	1,900,000	111,747,500
Shin-Etsu Chemical Co. Ltd.	4,683,500	144,325,822
SMC Corp.	271,400	145,620,986
Sysmex Corp.	1,382,900	90,301,038
Terumo Corp.	1,946,600	59,163,329
		1,132,101,334
Netherlands - 5.4%
ASM International NV	194,000	85,052,771
ASML Holding NV	314,790	225,611,722
		310,664,493
Spain - 3.4%
Amadeus IT Group SA	860,700	61,711,929
Industria de Diseno Textil SA	3,992,900	133,872,578
		195,584,507
Sweden - 1.0%
Atlas Copco AB, Cl. B	4,781,700	60,358,046
Switzerland - 12.3%
Kuehne + Nagel International AG	422,000	120,282,024
Lonza Group AG	198,600	124,556,884
Nestle SA	1,000,000	118,675,902
Novartis AG	1,339,800	128,864,330
Roche Holding AG	409,500	129,755,287
SGS SA	1,057,500	94,018,826
		716,153,253
Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,731,900	170,748,021
United Kingdom - 4.8%
Compass Group PLC	5,375,500	147,123,179
Diageo PLC	3,088,600	128,416,036
		275,539,215
Total Common Stocks (cost $3,616,335,282)		5,614,327,914

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $154,371,877)	5.19	154,371,877	[b]	154,371,877
Total Investments (cost $3,770,707,159)		99.4%		5,768,699,791
Cash and Receivables (Net)		.6%		33,368,057
Net Assets		100.0%		5,802,067,848

ADR—American Depositary Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotechnology & Life Sciences	14.9
Capital Goods	10.4
Semiconductors & Semiconductor Equipment	8.3
Health Care Equipment & Services	7.6
Materials	6.7
Consumer Durables & Apparel	6.4
Technology Hardware & Equipment	5.5
Transportation	4.3
Food, Beverage & Tobacco	4.3
Insurance	4.2
Software & Services	4.0
Commercial & Professional Services	3.9
Consumer Services	3.6
Household & Personal Products	2.7
Investment Companies	2.6
Consumer Staples Distribution	2.6
Consumer Discretionary Distribution & Retail	2.3
Energy	2.1
Utilities	1.2
Automobiles & Components	1.0
Real Estate Management & Devel	.8
99.4

† Based on net assets.

See notes to financial statements.

8

Affiliated Issuers
Description	Value ($) 11/30/2022	Purchases ($)†	Sales ($)	Value ($) 5/31/2023	Dividends/ Distributions ($)
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.6%	56,786,189	519,168,146	(421,582,458)	154,371,877	2,332,312
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .0%	2,950,693	22,213,248	(25,163,941)	-	1,040	††
Total - 2.6%	59,736,882	541,381,394	(446,746,399)	154,371,877	2,333,352

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	3,616,335,282	5,614,327,914
Affiliated issuers	154,371,877	154,371,877
Cash denominated in foreign currency	844,395	839,926
Tax reclaim receivable—Note 1(b)		28,581,820
Dividends and securities lending income receivable		8,050,625
Receivable for shares of Common Stock subscribed		4,735,547
Prepaid expenses		177,403
		5,811,085,112
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		4,672,044
Payable for shares of Common Stock redeemed		3,913,540
Directors’ fees and expenses payable		95,289
Other accrued expenses		336,391
		9,017,264
Net Assets ($)		5,802,067,848
Composition of Net Assets ($):
Paid-in capital		3,740,640,311
Total distributable earnings (loss)		2,061,427,537
Net Assets ($)		5,802,067,848

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	58,797,897	8,155,983	3,350,135,475	2,384,978,493
Shares Outstanding	2,559,698	364,864	144,903,802	104,458,610
Net Asset Value Per Share ($)	22.97	22.35	23.12	22.83

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2023 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $9,656,644 foreign taxes withheld at source):
Unaffiliated issuers	70,105,839
Affiliated issuers	2,332,312
Interest	31,792
Income from securities lending—Note 1(c)	1,040
Total Income	72,470,983
Expenses:
Management fee—Note 3(a)	23,337,994
Shareholder servicing costs—Note 3(c)	679,721
Directors’ fees and expenses—Note 3(d)	297,120
Custodian fees—Note 3(c)	262,333
Registration fees	114,745
Prospectus and shareholders’ reports	79,378
Loan commitment fees—Note 2	57,725
Professional fees	57,564
Distribution fees—Note 3(b)	28,987
Chief Compliance Officer fees—Note 3(c)	12,126
Interest expense—Note 2	7,053
Miscellaneous	99,614
Total Expenses	25,034,360
Less—reduction in fees due to earnings credits—Note 3(c)	(7,565)
Net Expenses	25,026,795
Net Investment Income	47,444,188
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	26,336,506
Net realized gain (loss) on forward foreign currency exchange contracts	(122)
Net Realized Gain (Loss)	26,336,384
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	451,337,238
Net Realized and Unrealized Gain (Loss) on Investments	477,673,622
Net Increase in Net Assets Resulting from Operations	525,117,810

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations ($):
Net investment income	47,444,188	48,670,809
Net realized gain (loss) on investments	26,336,384	70,582,127
Net change in unrealized appreciation (depreciation) on investments	451,337,238	(1,294,177,138)
Net Increase (Decrease) in Net Assets Resulting from Operations	525,117,810	(1,174,924,202)
Distributions ($):
Distributions to shareholders:
Class A	(1,125,756)	(413,959)
Class C	(122,014)	(39,893)
Class I	(69,770,512)	(34,258,850)
Class Y	(57,671,055)	(28,298,432)
Total Distributions	(128,689,337)	(63,011,134)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	11,329,960	18,118,520
Class C	1,017,967	1,118,761
Class I	483,856,620	1,082,898,560
Class Y	126,217,295	424,941,188
Distributions reinvested:
Class A	1,063,135	385,478
Class C	122,014	39,848
Class I	65,996,191	32,404,933
Class Y	30,875,099	13,658,420
Cost of shares redeemed:
Class A	(13,127,422)	(25,399,495)
Class C	478,568	(4,312,164)
Class I	(348,844,083)	(1,339,576,090)
Class Y	(265,243,543)	(657,385,624)
Increase (Decrease) in Net Assets from Capital Stock Transactions	93,741,801	(453,107,665)
Total Increase (Decrease) in Net Assets	490,170,274	(1,691,043,001)
Net Assets ($):
Beginning of Period	5,311,897,574	7,002,940,575
End of Period	5,802,067,848	5,311,897,574

12

	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	515,072	826,044
Shares issued for distributions reinvested	50,077	14,809
Shares redeemed	(591,728)	(1,166,148)
Net Increase (Decrease) in Shares Outstanding	(26,579)	(325,295)
Class Ca,b
Shares sold	47,764	47,039
Shares issued for distributions reinvested	5,886	1,565
Shares redeemed	26,236	(210,035)
Net Increase (Decrease) in Shares Outstanding	79,886	(161,431)
Class Ib
Shares sold	21,627,990	49,149,580
Shares issued for distributions reinvested	3,092,605	1,238,247
Shares redeemed	(15,906,629)	(62,997,157)
Net Increase (Decrease) in Shares Outstanding	8,813,966	(12,609,330)
Class Yb
Shares sold	5,727,178	19,556,870
Shares issued for distributions reinvested	1,465,358	528,372
Shares redeemed	(12,202,346)	(30,663,296)
Net Increase (Decrease) in Shares Outstanding	(5,009,810)	(10,578,054)

[a]	During the period ended November 30, 2022, 8 Class C shares representing $175 were automatically converted to 8 Class A shares.

[b]

During the period ended May 31, 2023, 633,682 Class Y shares representing $13,988,949 were exchanged for 625,755 Class I shares. During the period ended November 30, 2022, 3,779,535 Class Y shares representing $90,873,549 were exchanged for 3,733,659 Class I shares, 94,931 Class C shares representing $1,919,508 were exchanged for 91,492 Class I shares and 652 Class I shares representing $10,867 were exchanged for 657 Class A shares.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2023	Year Ended November 30,
Class A Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	21.31	25.66	24.09	20.76	17.86	18.51
Investment Operations:
Net investment income[a]	.15	.10	.05	.08	.15	.15
Net realized and unrealized gain (loss) on investments	1.96	(4.31)	2.21	3.72	2.98	(.67)
Total from Investment Operations	2.11	(4.21)	2.26	3.80	3.13	(.52)
Distributions:
Dividends from net investment income	(.12)	(.05)	(.08)	(.15)	(.15)	(.13)
Dividends from net realized gain on investments	(.33)	(.09)	(.61)	(.32)	(.08)	-
Total Distributions	(.45)	(.14)	(.69)	(.47)	(.23)	(.13)
Net asset value, end of period	22.97	21.31	25.66	24.09	20.76	17.86
Total Return (%)[b]	10.02[c]	(16.50)	9.58	18.67	17.81	(2.84)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.21[d]	1.29	1.27	1.30	1.24	1.22
Ratio of net expenses to average net assets	1.21[d]	1.29	1.27	1.30	1.24	1.22
Ratio of net investment income to average net assets	1.40[d]	.45	.20	.35	.77	.81
Portfolio Turnover Rate	4.21[c]	6.98	8.72	7.20	7.38	7.47
Net Assets, end of period ($ x 1,000)	58,798	55,110	74,707	59,740	37,036	25,981

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

14

	Six Months Ended
	May 31, 2023	Year Ended November 30,
Class C Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	20.71	25.07	23.63	20.38	17.53	18.17
Investment Operations:
Net investment income (loss)[a]	.07	(.05)	(.12)	(.06)	.02	.01
Net realized and unrealized gain (loss) on investments	1.90	(4.22)	2.17	3.65	2.92	(.65)
Total from Investment Operations	1.97	(4.27)	2.05	3.59	2.94	(.64)
Distributions:
Dividends from net investment income	-	-	-	(.02)	(.01)	-
Dividends from net realized gain on investments	(.33)	(.09)	(.61)	(.32)	(.08)	-
Total Distributions	(.33)	(.09)	(.61)	(.34)	(.09)	-
Net asset value, end of period	22.35	20.71	25.07	23.63	20.38	17.53
Total Return (%)[b]	9.61[c]	(17.10)	8.85	17.84	16.96	(3.58)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.98[d]	1.98	1.97	1.98	1.98	1.96
Ratio of net expenses to average net assets	1.98[d]	1.98	1.97	1.98	1.98	1.96
Ratio of net investment income (loss) to average net assets	.62[d]	(.24)	(.47)	(.30)	.12	.07
Portfolio Turnover Rate	4.21[c]	6.98	8.72	7.20	7.38	7.47
Net Assets, end of period ($ x 1,000)	8,156	5,903	11,190	14,510	12,001	12,050

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2023		Year Ended November 30,
Class I Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	21.50	25.88	24.27	20.90	17.98	18.64
Investment Operations:
Net investment income[a]	.19	.18	.14	.15	.22	.21
Net realized and unrealized gain (loss) on investments	1.96	(4.33)	2.23	3.75	2.99	(.67)
Total from Investment Operations	2.15	(4.15)	2.37	3.90	3.21	(.46)
Distributions:
Dividends from net investment income	(.20)	(.14)	(.15)	(.21)	(.21)	(.20)
Dividends from net realized gain on investments	(.33)	(.09)	(.61)	(.32)	(.08)	-
Total Distributions	(.53)	(.23)	(.76)	(.53)	(.29)	(.20)
Net asset value, end of period	23.12	21.50	25.88	24.27	20.90	17.98
Total Return (%)	10.19[b]	(16.20)	10.01	19.07	18.23	(2.53)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92[c]	.92	.91	.91	.91	.91
Ratio of net expenses to average net assets	.92[c]	.92	.91	.91	.91	.91
Ratio of net investment income
to average net assets	1.74[c]	.81	.56	.72	1.13	1.11
Portfolio Turnover Rate	4.21[b]	6.98	8.72	7.20	7.38	7.47
Net Assets, end of period ($ x 1,000)	3,350,135	2,925,622	3,847,708	3,142,203	2,191,801	1,953,256

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

16

Six Months Ended
May 31, 2023		Year Ended November 30,
Class Y Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	21.24	25.57	23.99	20.66	17.78	18.43
Investment Operations:
Net investment income[a]	.19	.19	.15	.16	.21	.21
Net realized and unrealized gain (loss) on investments	1.94	(4.28)	2.19	3.71	2.97	(.66)
Total from Investment Operations	2.13	(4.09)	2.34	3.87	3.18	(.45)
Distributions:
Dividends from net investment income	(.21)	(.15)	(.15)	(.22)	(.22)	(.20)
Dividends from net realized gain on investments	(.33)	(.09)	(.61)	(.32)	(.08)	-
Total Distributions	(.54)	(.24)	(.76)	(.54)	(.30)	(.20)
Net asset value, end of period	22.83	21.24	25.57	23.99	20.66	17.78
Total Return (%)	10.21[b]	(16.17)	10.02	19.12	18.24	(2.48)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89[c]	.89	.88	.89	.89	.89
Ratio of net expenses to average net assets	.89[c]	.89	.88	.89	.89	.89
Ratio of net investment income to average net assets	1.73[c]	.85	.59	.77	1.12	1.16
Portfolio Turnover Rate	4.21[b]	6.98	8.72	7.20	7.38	7.47
Net Assets, end of period ($ x 1,000)	2,384,978	2,325,263	3,069,335	2,818,746	2,284,939	1,801,389

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon International Stock Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (250 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses

18

on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as

20

determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	450,755,066	5,163,572,848	††	-	5,614,327,914
Investment Companies	154,371,877	-		-	154,371,877

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2023, BNY Mellon earned $142 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments,

22

and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2022 was as follows: ordinary income $38,686,760 and long-term capital gains $24,324,374. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2023 was approximately $274,725 with a related weighted average annualized interest rate of 5.15%.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

24

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.

During the period ended May 31, 2023, the Distributor retained $1,340 from commissions earned on sales of the fund’s Class A shares and $1,254 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2023, Class C shares were charged $28,987 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2023, Class A and Class C shares were charged $71,875 and $9,662, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2023, the fund was charged $37,411 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $7,565.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2023, the fund was charged $262,333 pursuant to the custody agreement.

During the period ended May 31, 2023, the fund was charged $12,126 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $4,266,262, Distribution Plan fees of $5,267, Shareholder Services Plan fees of $14,349, Custodian fees of $365,000, Chief Compliance Officer fees of $4,996 and Transfer Agent fees of $16,170.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward foreign currency exchange contracts (“forward contracts”), during the period ended May 31, 2023, amounted to $226,573,840 and $386,230,352, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or

26

termination. The SEC adopted Rule 18f-4 under the Act, which regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements.

Each type of derivative instrument that was held by the fund during the period ended May 31, 2023 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At May 31, 2023, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2023:

Average Market Value ($)
Forward contracts	62,219

At May 31, 2023, accumulated net unrealized appreciation on investments was $1,997,992,632, consisting of $2,143,651,690 gross unrealized appreciation and $145,659,058 gross unrealized depreciation.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

29

For More Information

BNY Mellon International Stock Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street
New York, NY 10286

Sub-Adviser

Walter Scott & Partners Limited
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DISAX Class C: DISCX Class I: DISRX Class Y: DISYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 6155SA0523

BNY Mellon Select Managers Small Cap Value Fund

SEMI-ANNUAL REPORT May 31, 2023

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2022, through May 30, 2023, as provided by Portfolio Allocation Manager, Elena Goncharova

Market and Fund Performance Overview

For the six-month period ended May 30, 2023, BNY Mellon Select Managers Small Cap Value Fund’s (the “fund”) Class A, Class C, Class I and Class Y shares at NAV produced total returns of −7.08%, −7.47%, −6.99% and −6.95%, respectively.1 In comparison, the Russell 2000® Value Index (the “Index”), the fund’s benchmark, returned −11.27% for the same period.2

Small-cap value stocks lost ground over the reporting period as markets felt the effects of rising inflation and interest rates. The fund outperformed the Index as both asset allocation and stock selection decisions proved beneficial.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in the stocks of small-cap companies. The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Index, the fund’s benchmark index. The fund’s portfolio is constructed to have a value tilt.

The fund uses a “multi-manager” approach by selecting various subadvisers to manage its assets. We may hire, terminate or replace subadvisers and modify material terms and conditions of sub-advisory arrangements without shareholder approval.

The fund’s assets will be allocated among five subadvisers— Channing Capital Management, LLC, Eastern Shore Capital Management, Neuberger Berman Investment Advisers LLC, Heartland Advisors, Inc., and Denali. The target percentage of the fund’s assets to be allocated over time to the subadvisers is approximately 26% to Channing; 15% to Eastern Shore; 20% to Neuberger Berman; 19% to Heartland; and 20% to Denali. In addition, BNYM Investment Adviser, Inc., the fund’s investment adviser & portfolio allocation manager, is permitted to adjust those allocations by up to 20% of the fund’s assets without board approval. Subject to board approval, the fund may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.

Market Buffeted by Countervailing Trends

The reporting period was marked by a range of factors that largely depressed returns, but some supporting trends emerged, which brought some stability to the market and benefited small cap stocks. The dominant theme continued to be the Federal Reserve’s (the “Fed”) continued monetary tightening policies aimed at curbing inflation. Added to this was the banking crisis that emerged early in 2023. Uncertainty about the outcome of the debt ceiling standoff in the Congress also weighed on markets, while the anticipated end to the Fed’s rate hikes and the emergence of the artificial intelligence (AI) theme provided markets with some support.

The Fed reiterated its outlook that rates need to remain higher for longer, but data showed that inflation continued to slow from its peak in June 2022, and that the labor market began to soften. Though unemployment has remained relatively low, some large technology companies announced layoffs or paused hiring amid a more cautious macroeconomic outlook.

The fourth quarter 2022 and first quarter 2023 earnings seasons reflected similar themes, including a corporate spending pullback and a focus on optimization and trimming labor costs. But the banking crisis that emerged was especially disruptive. Three regional banks—Silicon Valley Bank, Signature Bank and First Republic Bank—faced mounting losses in their long-dated bond holdings as interest rates rose. Uninsured depositors were spooked by the headlines and lost confidence, choosing to move their money into larger money center banks.

In May 2023, Congress reached an apparent standoff in the debate on the federal debt ceiling. While an agreement was eventually reached, providing the market with some relief, the run-up caused some turmoil as the prospect of a default was threatened.

The market also benefited from investors’ anticipation of the end of the Fed’s tightening cycle. While rate cuts are not anticipated in the near term, a pause in rate hikes and a potential end to tightening boosted investor sentiment. The possibility that the economy could avoid recession provided some support to the market as well.

The market also was boosted by the launch of ChatGPT by Open AI, which drew investors’ attention to the promise of artificial intelligence and its likely enhancement of productivity and economic growth. While the most immediate beneficiaries of this news were large-cap growth stocks in the information technology sector, their performance provided support to the market as a whole.

Asset Allocation and Stock Selection Aided Relative Returns

The fund’s performance versus the Index benefited from favorable decisions in both asset allocation and stock selection. An overweight to the information technology sector, which was the only sector in the Index to outperform, was advantageous, as was an underweight to the financial sector, which was the worst performing sector in the Index. Stock selection in the financial sector also contributed positively to performance as the fund was underweight in small banks, which were hurt by the banking crisis in early 2023. A position in Focus Financial Partners Inc., a wealth management firm, also aided returns. This company, and others in this industry, benefited as investors sought advice on how to respond to the banking crisis. The fund’s factor positioning also had a largely positive impact on performance. The fund was overweight larger companies and more liquid stocks, and underweight dividend yield and value.

On the other hand, the fund’s stock selection in certain sectors was detrimental to performance. Selections in the financial sector were leading detractors, but two others in the energy sector also hindered returns. Cactus, Inc. designs and manufactures wellhead and pressure control equipment for the oil and gas production industry. With the energy prices coming down, the stock price experienced significant volatility and declined 23% over the reporting period. Dril-Quip, Inc., which manufactures and services offshore drilling

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

equipment, experienced the same dynamic, with energy prices coming down and energy production declining.

Recession Still Likely

While some investors believe a recession is no longer likely in the near term, we remain cautious. A number of factors suggest that such a slowdown is still on the table. Consumer indebtedness is increasing, and the labor market has begun to show some weakness. While some expected that wages would catch up to inflation, that does not appear to be happening. In addition, profit margins are coming under pressure, and may narrow further as companies are forced to refinance at higher interest rates. Developed markets as whole are slowing, and earnings estimates for second quarter 2023 are not promising. Adding to this concern, despite the Fed’s progress in bringing inflation down, it still remains a factor.

June 15, 2023

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect through March 31, 2024, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set, and that the represented companies continue to reflect value characteristics. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Multi-manager risk means each sub-adviser makes investment decisions independently, and it is possible that the investment styles of the sub advisers may not complement one another. Consequently, the fund’s exposure to given stock, industry or investment style could be greater or smaller than if the fund had a single adviser.

Investing in foreign denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic and social instability, limited company information, differing auditing and legal standards, and less market liquidity. These risks are generally greater with emerging market countries.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

References to specific securities, asset classes and financial markets are for illustrative purposes only and are not intended to be and should not be interpreted as recommendations.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Select Managers Small Cap Value Fund from December 1, 2022 to May 31, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.25	$9.84	$5.05	$5.01
Ending value (after expenses)	$929.20	$925.30	$930.10	$930.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.54	$10.30	$5.29	$5.24
Ending value (after expenses)	$1,018.45	$1,014.71	$1,019.70	$1,019.75
†

Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.05% for Class I and 1.04% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.2%
Automobiles & Components - .2%
Fox Factory Holding Corp.	2,475	[a]	220,077
Standard Motor Products, Inc.	1,800		63,576
Visteon Corp.	2,540	[a]	339,293
			622,946
Banks - 7.3%
1st Source Corp.	10,400		427,752
Banc of California, Inc.	9,451		101,031
BankUnited, Inc.	20,942		396,223
Banner Corp.	18,596		804,649
Columbia Banking System, Inc.	36,750		736,102
First Busey Corp.	4,600		86,020
First Financial Bancorp	2,700		51,192
First Merchants Corp.	3,900		103,155
Glacier Bancorp, Inc.	30,256		871,978
Hancock Whitney Corp.	17,449		637,412
Heartland Financial USA, Inc.	25,760		710,718
Hilltop Holdings, Inc.	30,500		900,360
Hope Bancorp, Inc.	28,200		226,164
Huntington Bancshares, Inc.	50,186		517,418
Independent Bank Corp.	9,505		419,551
OceanFirst Financial Corp.	6,300		89,460
OFG Bancorp	5,500		133,430
Park National Corp.	3,300		325,875
Preferred Bank	4,700		216,764
Premier Financial Corp.	5,800		80,852
Republic Bancorp, Inc., Cl. A	4,200		176,988
Sandy Spring Bancorp, Inc.	9,100		190,554
Seacoast Banking Corp. of Florida	61,356		1,268,842
SouthState Corp.	19,729		1,233,457
Texas Capital Bancshares, Inc.	47,175	[a]	2,231,378
The Bank of NT Butterfield & Son Ltd.	38,700		970,209
Towne Bank	42,200		980,728
UMB Financial Corp.	15,500		877,920
Wintrust Financial Corp.	30,541		1,941,492
			17,707,674
Capital Goods - 12.2%
AAON, Inc.	1,885		163,260
AerCap Holdings NV	15,253	[a]	870,641
Albany International Corp., Cl. A	5,335		453,048
Arcosa, Inc.	5,256		345,109
Astec Industries, Inc.	19,516		719,360

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Capital Goods - 12.2% (continued)
Atkore, Inc.	2,020	[a]	235,875
Babcock & Wilcox Enterprises, Inc.	87,030	[a]	417,744
Bloom Energy Corp., Cl. A	17,555	[a]	240,855
BlueLinx Holdings, Inc.	11,500	[a]	945,530
Boise Cascade Co.	13,000		933,660
BWX Technologies, Inc.	16,605		1,001,614
Chart Industries, Inc.	3,650	[a]	400,514
Comfort Systems USA, Inc.	1,885		278,942
Douglas Dynamics, Inc.	22,845		645,600
Enerpac Tool Group Corp.	64,316	[a]	1,634,913
Franklin Electric Co., Inc.	3,840		349,286
Global Industrial Co.	13,800		343,344
GrafTech International Ltd.	168,900		724,581
Granite Construction, Inc.	36,112		1,306,893
H&E Equipment Services, Inc.	6,380		229,425
Herc Holdings, Inc.	9,159		928,906
Hexcel Corp.	27,807		1,918,405
Hillenbrand, Inc.	42,358		2,031,913
Markforged Holding Corp.	37,513	[a]	33,387
McGrath RentCorp	5,335		473,801
Mercury Systems, Inc.	7,258	[a]	294,602
NEXTracker, Inc., Cl. A	4,490	[a]	171,743
Park Aerospace Corp.	95,616		1,252,570
Parsons Corp.	35,820	[a]	1,600,796
Powell Industries, Inc.	40,701		2,340,307
RBC Bearings, Inc.	1,630	[a]	323,213
Resideo Technologies, Inc.	49,557	[a]	794,399
Rush Enterprises, Inc., Cl. A	18,500		966,995
Shoals Technologies Group, Inc., Cl. A	7,490	[a]	175,940
Simpson Manufacturing Co., Inc.	2,860		338,023
SPX Technologies, Inc.	24,241	[a]	1,851,043
Terex Corp.	5,270		244,370
Textainer Group Holdings Ltd.	11,000		390,170
The AZEK Company, Inc.	7,875	[a]	183,094
Twin Disc, Inc.	7,881	[a]	88,582
Valmont Industries, Inc.	1,777		466,054
Vicor Corp.	7,081	[a]	391,933
			29,500,440
Commercial & Professional Services - 4.9%
CACI International, Inc., Cl. A	2,405	[a]	719,624
Clean Harbors, Inc.	8,412	[a]	1,181,045
Conduent, Inc.	168,096	[a]	509,331
CoreCivic, Inc.	78,821	[a]	679,437

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Commercial & Professional Services - 4.9% (continued)
Harsco Corp.	38,717	[a]	327,546
Healthcare Services Group, Inc.	78,831		1,065,007
ICF International, Inc.	6,575		736,334
KAR Auction Services, Inc.	37,782	[a]	567,486
KBR, Inc.	23,746		1,401,489
MSA Safety, Inc.	12,864		1,769,572
Stericycle, Inc.	12,171	[a]	513,008
The Brink's Company	28,696		1,909,145
The GEO Group, Inc.	41,100	[a]	306,606
TTEC Holdings, Inc.	8,500		269,620
			11,955,250
Consumer Discretionary Distribution & Retail - 1.9%
Asbury Automotive Group, Inc.	8,010	[a]	1,674,971
Caleres, Inc.	11,053		190,775
Chico's FAS, Inc.	33,892	[a]	153,870
Dillard's Inc., Cl. A	500		137,655
Haverty Furniture Cos., Inc.	5,000		131,950
Leslie's, Inc.	22,005	[a]	208,607
Monro, Inc.	26,302		1,088,114
The Buckle, Inc.	17,900		549,709
The Children's Place, Inc.	5,163	[a]	77,600
The ODP Corp.	10,783	[a]	431,967
			4,645,218
Consumer Durables & Apparel - 3.5%
Beazer Homes USA, Inc.	12,800	[a]	259,456
Carter's, Inc.	28,248		1,756,178
Century Communities, Inc.	15,300		973,539
Dream Finders Homes, Inc., Cl. A	4,400	[a]	81,576
Helen of Troy Ltd.	3,840	[a]	369,715
Johnson Outdoors, Inc., Cl. A	1,200		68,112
La-Z-Boy, Inc.	12,500		334,000
M.D.C. Holdings, Inc.	32,770		1,319,976
M/I Homes, Inc.	13,700	[a]	968,179
Meritage Homes Corp.	1,535		177,032
Smith & Wesson Brands, Inc.	11,200		131,376
Sturm Ruger & Co., Inc.	4,500		232,020
Tempur Sealy International, Inc.	11,276		401,877
TopBuild Corp.	5,855	[a]	1,180,719
Under Armour, Inc., Cl. C	21,347	[a]	140,463
			8,394,218
Consumer Services - 3.1%
Boyd Gaming Corp.	17,732		1,130,060
Graham Holdings Co., Cl. B	1,600		903,600

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Consumer Services - 3.1% (continued)
Hilton Grand Vacations, Inc.	16,020	[a]	684,855
International Game Technology PLC	45,983		1,127,963
Marriott Vacations Worldwide Corp.	9,027		1,112,307
OneSpaWorld Holdings Ltd.	92,958	[a]	969,552
Perdoceo Education Corp.	79,500	[a]	937,305
SeaWorld Entertainment, Inc.	6,895	[a]	384,465
Stride, Inc.	7,485	[a]	302,469
The Cheesecake Factory, Inc.	2,795		87,567
			7,640,143
Consumer Staples Distribution - .7%
BJ's Wholesale Club Holdings, Inc.	7,875	[a]	493,369
Ingles Markets, Inc., Cl. A	11,300		907,051
Weis Markets, Inc.	5,000		297,700
			1,698,120
Energy - 5.7%
Arch Resources, Inc.	3,100		320,385
Cactus, Inc., Cl. A	39,814		1,257,326
Callon Petroleum Co.	39,899	[a]	1,222,106
Centrus Energy Corp., Cl. A	9,400	[a]	277,206
ChampionX Corp.	30,880		780,029
Chord Energy Corp.	4,295		614,357
CNX Resources Corp.	21,741	[a]	335,898
Comstock Resources, Inc.	112,947		1,052,666
Crescent Energy Co., Cl. A	20,500		192,905
Devon Energy Corp.	18,940		873,134
Dril-Quip, Inc.	62,678	[a]	1,400,853
FLEX LNG Ltd.	14,000		417,060
Green Plains, Inc.	14,910	[a]	432,390
Helmerich & Payne, Inc.	7,165		221,255
HighPeak Energy, Inc.	25,700		317,138
ION Geophysical Corp.	12,608	[a,b]	0
Oil States International, Inc.	32,903	[a]	209,263
Patterson-UTI Energy, Inc.	22,616		220,280
PBF Energy, Inc., Cl. A	24,900		916,569
PDC Energy, Inc.	21,243		1,457,695
REX American Resources Corp.	2,500	[a]	82,350
Riley Exploration Permian, Inc.	1,400		46,858
Scorpio Tankers, Inc.	7,555		345,792
TechnipFMC PLC	40,861	[a]	536,914
TETRA Technologies, Inc.	68,182	[a]	177,273
			13,707,702
Equity Real Estate Investment - 4.3%
Alexander's, Inc.	600	[c]	98,496

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Equity Real Estate Investment - 4.3% (continued)
Armada Hoffler Properties, Inc.	11,400	[c]	125,856
Chatham Lodging Trust	14,306	[c]	134,333
Corporate Office Properties Trust	69,295	[c]	1,581,312
Farmland Partners, Inc.	66,496	[c]	754,730
Independence Realty Trust, Inc.	17,060	[c]	294,626
Lamar Advertising Co., Cl. A	5,551	[c]	498,924
Physicians Realty Trust	113,501	[c]	1,550,424
Piedmont Office Realty Trust, Inc., Cl. A	36,400	[c]	226,772
Potlatchdeltic Corp.	38,441	[c]	1,788,660
RLJ Lodging Trust	14,186	[c]	145,832
STAG Industrial, Inc.	63,170	[c]	2,198,316
Terreno Realty Corp.	14,385	[c]	882,232
Universal Health Realty Income Trust	1,600	[c]	69,888
Urstadt Biddle Properties, Inc., Cl. A	4,500	[c]	87,075
			10,437,476
Financial Services - 5.5%
Artisan Partners Asset Management Inc., Cl. A	76,320		2,442,240
Atlanticus Holdings Corp.	2,500	[a]	87,400
Bread Financial Holdings, Inc.	28,786		811,189
Cannae Holdings, Inc.	7,632	[a]	149,969
Claros Mortgage Trust, Inc.	8,400		87,612
Cohen & Steers, Inc.	4,235		230,426
Enact Holdings, Inc.	9,600		233,664
Enova International, Inc.	21,000	[a]	976,920
Essent Group Ltd.	22,000		971,740
Evercore, Inc., Cl. A	12,006		1,296,048
Federal Agricultural Mortgage Corp., Cl. C	6,550		876,455
Jackson Financial, Inc., Cl. A	28,500		789,450
KKR Real Estate Finance Trust, Inc.	5,400	[c]	60,642
Merchants Bancorp	20,900		477,774
Nelnet, Inc., Cl. A	10,000		925,000
NMI Holdings, Inc., Cl. A	10,790	[a]	271,368
Pennymac Financial Services, Inc.	1,200		73,248
Stifel Financial Corp.	21,544		1,197,200
StoneX Group, Inc.	7,300	[a]	586,117
Victory Capital Holdings Inc., Cl. A	25,700		795,929
			13,340,391
Food, Beverage & Tobacco - 2.5%
Darling Ingredients, Inc.	24,879	[a]	1,576,831
National Beverage Corp.	18,500	[a]	914,270
Seneca Foods Corp., Cl. A	5,200	[a]	240,448

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Food, Beverage & Tobacco - 2.5% (continued)
The Hain Celestial Group, Inc.	15,099	[a]	184,359
The Simply Good Foods Company	17,250	[a]	624,277
TreeHouse Foods, Inc.	52,914	[a]	2,505,478
			6,045,663
Health Care Equipment & Services - 7.4%
Acadia Healthcare Co., Inc.	16,981	[a]	1,199,368
Accuray, Inc.	78,236	[a]	288,691
AngioDynamics, Inc.	51,095	[a]	483,359
AtriCure, Inc.	9,428	[a]	423,977
Avanos Medical, Inc.	72,479	[a]	1,775,735
Axonics, Inc.	4,295	[a]	207,835
CONMED Corp.	3,130		379,669
Cytosorbents Corp.	19,537	[a]	58,025
Embecta Corp.	6,300		174,321
Enovis Corp.	29,691	[a]	1,565,606
Haemonetics Corp.	26,367	[a]	2,230,648
HealthEquity, Inc.	3,130	[a]	171,524
HealthStream, Inc.	54,923		1,264,327
Integer Holdings Corp.	23,329	[a]	1,909,712
Lantheus Holdings, Inc.	3,195	[a]	276,655
Merit Medical Systems, Inc.	18,587	[a]	1,531,569
Molina Healthcare, Inc.	2,747	[a]	752,403
National HealthCare Corp.	11,700		710,190
Omnicell, Inc.	3,325	[a]	244,122
Option Care Health, Inc.	11,345	[a]	312,555
OraSure Technologies, Inc.	37,879	[a]	190,531
Patterson Cos., Inc.	10,062		263,524
Select Medical Holdings Corp.	10,800		295,596
Shockwave Medical, Inc.	959	[a]	263,811
SI-BONE, Inc.	9,965	[a]	250,919
TransMedics Group, Inc.	2,210	[a]	160,579
Varex Imaging Corp.	13,134	[a]	289,473
Zimvie, Inc.	16,520	[a]	164,870
			17,839,594
Household & Personal Products - 2.1%
BellRing Brands, Inc.	13,735	[a]	502,976
Oil-Dri Corp. of America	24,493		929,999
Reynolds Consumer Products, Inc.	16,966		465,547
Spectrum Brands Holdings, Inc.	35,732		2,580,207
USANA Health Sciences, Inc.	10,200	[a]	618,834
			5,097,563

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Insurance - 2.9%
American Equity Investment Life Holding Co.	21,100	[a]	832,395
Horace Mann Educators Corp.	36,849		1,107,312
Kinsale Capital Group, Inc.	2,405		728,667
Selective Insurance Group, Inc.	14,524		1,404,907
Stewart Information Services Corp.	11,390		510,728
The Hanover Insurance Group, Inc.	22,470		2,504,507
			7,088,516
Materials - 6.6%
American Vanguard Corp.	74,362		1,268,616
ATI, Inc.	39,988	[a]	1,382,785
Avery Dennison Corp.	6,056		975,803
Avient Corp.	43,732		1,596,218
Balchem Corp.	2,795		345,546
Cleveland-Cliffs, Inc.	51,371	[a]	713,029
Crown Holdings, Inc.	12,520		954,400
Element Solutions, Inc.	19,080		342,104
Greif, Inc., Cl. A	15,100		907,510
Kronos Worldwide, Inc.	79,600		656,700
Livent Corp.	9,115	[a]	210,101
MP Materials Corp.	7,940	[a]	164,517
Piedmont Lithium, Inc.	4,560	[a]	249,751
Royal Gold, Inc.	11,780		1,458,835
Ryerson Holding Corp.	25,600		870,144
Schnitzer Steel Industries, Inc., Cl. A	32,765		901,365
Sensient Technologies Corp.	14,100		1,015,623
Summit Materials Inc., Cl. A	16,273	[a]	514,715
Sylvamo Corp.	15,400		607,068
Worthington Industries, Inc.	16,900		948,597
			16,083,427
Media & Entertainment - 2.3%
AMC Networks, Inc., Cl. A	16,500	[a]	186,615
Criteo SA, ADR	43,333	[a]	1,381,889
Gray Television, Inc.	140,780		989,683
Lions Gate Entertainment Corp., Cl. B	80,105	[a]	776,217
Madison Square Garden Entertainment Corp.	24,819	[a]	870,899
Sphere Entertainment Co.	24,233	[a]	578,442
TEGNA, Inc.	32,945		510,318
The E.W. Scripps Company, Cl. A	14,000	[a]	110,320
Thryv Holdings, Inc.	9,400	[a]	219,020
			5,623,403

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 3.6%
Amneal Pharmaceuticals, Inc.	51,566	[a]	120,664
Arrowhead Pharmaceuticals, Inc.	4,360	[a]	150,028
Axsome Therapeutics, Inc.	3,450	[a]	254,541
Bridgebio Pharma, Inc.	11,590	[a]	159,015
Catalyst Pharmaceuticals, Inc.	21,030	[a]	242,897
Charles River Laboratories International, Inc.	2,658	[a]	514,004
CryoPort, Inc.	20,130	[a]	370,593
Cytokinetics, Inc.	6,710	[a]	252,900
ImmunoGen, Inc.	13,155	[a]	179,434
Innoviva, Inc.	70,300	[a]	948,347
IVERIC bio, Inc.	8,465	[a]	319,554
Karuna Therapeutics, Inc.	975	[a]	220,886
Madrigal Pharmaceuticals, Inc.	655	[a]	182,359
Medpace Holdings, Inc.	6,086	[a]	1,259,619
Morphic Holding, Inc.	1,755	[a]	100,913
Phibro Animal Health Corp., Cl. A	80,675		1,072,977
Point Biopharma Global, Inc.	11,650	[a]	107,996
Prothena Corp. PLC	2,995	[a]	198,958
Reata Pharmaceuticals, Inc., Cl. A	3,970	[a]	357,498
Replimune Group, Inc.	7,030	[a]	133,500
Standard Biotools, Inc.	70,126	[a]	164,796
TG Therapeutics, Inc.	5,855	[a]	155,919
Ventyx Biosciences, Inc.	2,930	[a]	100,997
Verona Pharma PLC, ADR	26,275	[a]	565,438
Viking Therapeutics, Inc.	14,710	[a]	323,032
Viridian Therapeutics, Inc.	7,940	[a]	189,210
			8,646,075
Real Estate Management & Development - .6%
Forestar Group, Inc.	16,000	[a]	325,280
Newmark Group, Inc., Cl. A	157,800		902,616
The Howard Hughes Corp.	1,885	[a]	140,564
			1,368,460
Semiconductors & Semiconductor Equipment - 4.0%
Amkor Technology, Inc.	33,400		827,652
CEVA, Inc.	9,542	[a]	238,741
Diodes, Inc.	15,907	[a]	1,429,085
MACOM Technology Solutions Holdings, Inc.	23,363	[a]	1,397,808
MaxLinear, Inc.	33,443	[a]	976,870
MKS Instruments, Inc.	11,930		1,160,908
Power Integrations, Inc.	2,605		225,072
Rambus, Inc.	29,379	[a]	1,879,081

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Semiconductors & Semiconductor Equipment - 4.0% (continued)
Silicon Laboratories, Inc.	2,085	[a]	293,297
Synaptics, Inc.	2,340	[a]	201,334
Veeco Instruments, Inc.	41,286	[a]	1,007,791
			9,637,639
Software & Services - 2.5%
Adeia, Inc.	39,514		387,632
Applied Digital Corp.	9,805	[a]	82,068
BlackLine, Inc.	2,540	[a]	132,258
Box, Inc., Cl. A	11,460	[a]	322,828
Cognyte Software Ltd.	58,578	[a]	291,133
Ebix, Inc.	10,200		203,184
Kyndryl Holdings, Inc.	57,584	[a]	723,255
New Relic, Inc.	9,404	[a]	662,512
OneSpan, Inc.	20,125	[a]	304,692
Qualys, Inc.	1,300	[a]	164,138
SPS Commerce, Inc.	2,715	[a]	422,997
Unisys Corp.	69,683	[a]	273,854
Varonis Systems, Inc.	19,312	[a]	507,520
Verint Systems, Inc.	16,439	[a]	589,831
Wix.com Ltd.	3,609	[a]	275,078
Workiva, Inc.	4,560	[a]	441,682
Xperi, Inc.	31,818	[a]	376,407
			6,161,069
Technology Hardware & Equipment - 5.8%
Belden, Inc.	17,059		1,492,492
Calix, Inc.	3,515	[a]	163,834
Ciena Corp.	22,254	[a]	1,040,152
Coherent Corp.	31,590	[a]	1,167,566
EMCORE Corp.	29,520	[a]	22,022
ePlus, Inc.	3,200	[a]	158,048
Extreme Networks, Inc.	8,560	[a]	176,336
Infinera Corp.	34,044	[a]	166,816
Innoviz Technologies Ltd.	37,450	[a]	110,103
Itron, Inc.	9,634	[a]	652,511
Knowles Corp.	55,951	[a]	1,005,999
Methode Electronics, Inc.	32,532		1,400,503
nLight, Inc.	12,838	[a]	185,637
Novanta, Inc.	2,275	[a]	376,740
OSI Systems, Inc.	4,506	[a]	536,259
PC Connection, Inc.	16,400		737,508
Quantum Corp.	375,600	[a]	413,160
Radware Ltd.	13,213	[a]	259,768

Description			Shares		Value ($)
Common Stocks - 95.2% (continued)
Technology Hardware & Equipment - 5.8% (continued)
Ribbon Communications, Inc.			210,505	[a]	585,204
Rogers Corp.			3,325	[a]	523,588
Stratasys Ltd.			48,793	[a]	709,938
Super Micro Computer, Inc.			701	[a]	156,989
Teledyne Technologies, Inc.			991	[a]	385,152
Viasat, Inc.			24,073	[a]	1,073,897
Viavi Solutions, Inc.			38,827	[a]	382,058
Vishay Intertechnology, Inc.			5,300		136,634
					14,018,914
Telecommunication Services - .6%
ATN International, Inc.			27,826		1,044,310
U.S. Cellular Corp.			27,700	[a]	396,110
					1,440,420
Transportation - 2.0%
Costamare, Inc.			111,000		856,920
Heartland Express, Inc.			62,424		973,814
Matson, Inc.			4,700		321,151
Universal Logistics Holdings, Inc.			18,600		493,830
Werner Enterprises, Inc.			5,725		251,442
XPO, Inc.			39,510	[a]	1,854,204
					4,751,361
Utilities - 3.0%
ALLETE, Inc.			6,965		414,905
Chesapeake Utilities Corp.			3,445		439,926
Ormat Technologies, Inc.			13,084		1,113,448
Portland General Electric Co.			42,993		2,095,049
Southwest Gas Holdings, Inc.			41,473		2,427,414
Vistra Corp.			30,092		721,305
					7,212,047
Total Common Stocks (cost $212,163,160)					230,663,729

Exchange-Traded Funds - .7%
Registered Investment Companies - .7%
iShares Russell 2000 ETF (cost $1,582,135)			9,138		1,587,910
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)
Escrow Bonds - .0%
Energy - .0%
Ion Geophysical Escrow Bond (cost $22,116)	8.00	12/15/2025	48,000	[b]	0

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 4.1%
Registered Investment Companies - 4.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $9,929,221)	5.19	9,929,221	[d]	9,929,221
Total Investments (cost $223,696,632)		100.0%		242,180,860
Liabilities, Less Cash and Receivables		(.0%)		(27,034)
Net Assets		100.0%		242,153,826

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b The fund held Level 3 securities at May 31, 2023. These securities were valued at $0 or .0% of net assets.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	19.1
Financials	15.7
Information Technology	12.3
Health Care	10.9
Consumer Discretionary	8.8
Materials	6.6
Energy	5.7
Consumer Staples	5.3
Real Estate	4.9
Investment Companies	4.8
Utilities	3.0
Communication Services	2.9
100.0

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 11/30/2022	Purchases ($)†	Sales ($)	Value ($) 5/31/2023	Dividends/ Distributions ($)
Registered Investment Companies - 4.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 4.1%	8,925,142	132,676,257	(131,672,178)	9,929,221	200,017

Affiliated Issuers (continued)
Description	Value ($) 11/30/2022	Purchases ($)†	Sales ($)	Value ($) 5/31/2023	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .0%	6,056,465	30,475,076	(36,531,541)	-	41,358	††
Total - 4.1%	14,981,607	163,151,333	(168,203,719)	9,929,221	241,375

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	213,767,411	232,251,639
Affiliated issuers	9,929,221	9,929,221
Cash		17
Receivable for investment securities sold		566,609
Dividends, interest and securities lending income receivable		369,767
Receivable for shares of Common Stock subscribed		4,887
Prepaid expenses		46,420
		243,168,560
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		220,617
Payable for investment securities purchased		419,098
Payable for shares of Common Stock redeemed		316,342
Directors’ fees and expenses payable		5,273
Other accrued expenses		53,404
		1,014,734
Net Assets ($)		242,153,826
Composition of Net Assets ($):
Paid-in capital		222,383,620
Total distributable earnings (loss)		19,770,206
Net Assets ($)		242,153,826

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,007,885	65,526	12,695,888	228,384,527
Shares Outstanding	54,878	4,319	672,327	12,131,096
Net Asset Value Per Share ($)	18.37	15.17	18.88	18.83

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2023 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $10 foreign taxes withheld at source):
Unaffiliated issuers	2,512,575
Affiliated issuers	200,017
Income from securities lending—Note 1(c)	41,358
Interest	8,366
Total Income	2,762,316
Expenses:
Management fee—Note 3(a)	1,312,134
Professional fees	57,653
Registration fees	34,713
Chief Compliance Officer fees—Note 3(c)	27,351
Custodian fees—Note 3(c)	24,917
Directors’ fees and expenses—Note 3(d)	15,781
Prospectus and shareholders’ reports	15,297
Shareholder servicing costs—Note 3(c)	8,974
Loan commitment fees—Note 2	4,593
Interest expense—Note 2	2,298
Distribution fees—Note 3(b)	274
Miscellaneous	13,146
Total Expenses	1,517,131
Less—reduction in expenses due to undertaking—Note 3(a)	(3,380)
Less—reduction in fees due to earnings credits—Note 3(c)	(879)
Net Expenses	1,512,872
Net Investment Income	1,249,444
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	9,835,972
Net change in unrealized appreciation (depreciation) on investments	(32,760,839)
Net Realized and Unrealized Gain (Loss) on Investments	(22,924,867)
Net (Decrease) in Net Assets Resulting from Operations	(21,675,423)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations ($):
Net investment income	1,249,444	1,926,282
Net realized gain (loss) on investments	9,835,972	36,801,877
Net change in unrealized appreciation (depreciation) on investments	(32,760,839)	(83,493,340)
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,675,423)	(44,765,181)
Distributions ($):
Distributions to shareholders:
Class A	(153,929)	(272,534)
Class C	(11,385)	(23,235)
Class I	(1,992,839)	(3,636,404)
Class Y	(38,005,883)	(92,159,940)
Total Distributions	(40,164,036)	(96,092,113)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	24,571	112,352
Class C	-	2,994
Class I	3,356,550	14,093,526
Class Y	20,372,186	47,378,147
Distributions reinvested:
Class A	153,929	270,878
Class C	10,270	21,390
Class I	1,620,684	2,956,040
Class Y	19,143,726	45,640,636
Cost of shares redeemed:
Class A	(169,893)	(518,349)
Class C	(22,045)	(27,851)
Class I	(6,034,533)	(17,525,858)
Class Y	(86,655,132)	(221,930,787)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(48,199,687)	(129,526,882)
Total Increase (Decrease) in Net Assets	(110,039,146)	(270,384,176)
Net Assets ($):
Beginning of Period	352,192,972	622,577,148
End of Period	242,153,826	352,192,972

	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Capital Share Transactions (Shares):
Class Aa
Shares sold	1,128	4,968
Shares issued for distributions reinvested	7,931	10,540
Shares redeemed	(8,580)	(22,016)
Net Increase (Decrease) in Shares Outstanding	479	(6,508)
Class C
Shares sold	-	142
Shares issued for distributions reinvested	636	971
Shares redeemed	(1,246)	(1,334)
Net Increase (Decrease) in Shares Outstanding	(610)	(221)
Class Ia
Shares sold	163,942	582,730
Shares issued for distributions reinvested	81,284	112,390
Shares redeemed	(295,492)	(750,473)
Net Increase (Decrease) in Shares Outstanding	(50,266)	(55,353)
Class Ya
Shares sold	990,693	1,831,114
Shares issued for distributions reinvested	961,437	1,738,870
Shares redeemed	(4,193,455)	(9,434,825)
Net Increase (Decrease) in Shares Outstanding	(2,241,325)	(5,864,841)

[a]

During the period ended May 31, 2023,136,500 Class Y shares representing $2,760,771 were exchanged for 136,097 Class I shares. During the period ended November 30, 2022, 481,494 Class Y shares representing $11,733,984 were exchanged for 480,331 Class I shares and 837 Class Y shares representing $22,518 were exchanged for 855 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2023	Year Ended November 30,
Class A Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	22.69	28.97	24.13	22.15	23.94	26.44
Investment Operations:
Net investment income (loss)[a]	.06	.02	(.07)	.03	.02	(.01)
Net realized and unrealized gain (loss) on investments	(1.61)	(1.81)	6.28	2.39	.86	(.98)
Total from Investment Operations	(1.55)	(1.79)	6.21	2.42	.88	(.99)
Distributions:
Dividends from net investment income	(.06)	-	(.04)	(.01)	-	-
Dividends from net realized gain on investments	(2.71)	(4.49)	(1.33)	(.43)	(2.67)	(1.51)
Total Distributions	(2.77)	(4.49)	(1.37)	(.44)	(2.67)	(1.51)
Net asset value, end of period	18.37	22.69	28.97	24.13	22.15	23.94
Total Return (%)[b]	(7.08)[c]	(7.76)	26.55	11.21	6.07	(3.93)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.47[d]	1.38	1.33	1.44	1.38	1.35
Ratio of net expenses to average net assets	1.30[d]	1.30	1.30	1.30	1.30	1.30
Ratio of net investment income (loss) to average net assets	.59[d]	.09	(.23)	.14	.12	(.05)
Portfolio Turnover Rate	37.64[c]	70.59	70.67	86.50	57.74	58.85
Net Assets, end of period ($ x 1,000)	1,008	1,234	1,765	1,025	1,125	1,048

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	May 31, 2023	Year Ended November 30,
Class C Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	19.26	25.41	21.44	19.86	21.92	24.51
Investment Operations:
Net investment (loss)[a]	(.01)	(.13)	(.24)	(.10)	(.12)	(.19)
Net realized and unrealized gain (loss) on investments	(1.37)	(1.53)	5.54	2.11	.73	(.89)
Total from Investment Operations	(1.38)	(1.66)	5.30	2.01	.61	(1.08)
Distributions:
Dividends from net realized gain on investments	(2.71)	(4.49)	(1.33)	(.43)	(2.67)	(1.51)
Net asset value, end of period	15.17	19.26	25.41	21.44	19.86	21.92
Total Return (%)[b]	(7.47)[c]	(8.44)	25.58	10.42	5.28	(4.65)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.88[d]	2.62	2.43	2.39	2.12	2.15
Ratio of net expenses to average net assets	2.05[d]	2.05	2.05	2.05	2.05	2.05
Ratio of net investment (loss) to average net assets	(.16)[d]	(.66)	(.95)	(.55)	(.61)	(.82)
Portfolio Turnover Rate	37.64[c]	70.59	70.67	86.50	57.74	58.85
Net Assets, end of period ($ x 1,000)	66	95	131	117	430	553

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2023	Year Ended November 30,
Class I Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	23.29	29.59	24.60	22.61	24.41	26.90
Investment Operations:
Net investment income[a]	.09	.09	.03	.08	.10	.07
Net realized and unrealized gain (loss) on investments	(1.66)	(1.87)	6.39	2.44	.86	(1.00)
Total from Investment Operations	(1.57)	(1.78)	6.42	2.52	.96	(.93)
Distributions:
Dividends from net investment income	(.13)	(.03)	(.10)	(.10)	(.09)	(.05)
Dividends from net realized gain on investments	(2.71)	(4.49)	(1.33)	(.43)	(2.67)	(1.51)
Total Distributions	(2.84)	(4.52)	(1.43)	(.53)	(2.76)	(1.56)
Net asset value, end of period	18.88	23.29	29.59	24.60	22.61	24.41
Total Return (%)	(6.99)[b]	(7.55)	26.95	11.53	6.40	(3.63)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.08[c]	1.03	1.00	1.03	.99	.97
Ratio of net expenses to average net assets	1.05[c]	1.03	1.00	1.03	.99	.97
Ratio of net investment income to average net assets	.83[c]	.37	.09	.41	.45	.27
Portfolio Turnover Rate	37.64[b]	70.59	70.67	86.50	57.74	58.85
Net Assets, end of period ($ x 1,000)	12,696	16,832	23,019	13,851	15,955	24,890

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
May 31, 2023		Year Ended November 30,
Class Y Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	23.24	29.53	24.56	22.59	24.40	26.88
Investment Operations:
Net Investment income[a]	.09	.10	.04	.10	.10	.08
Net realized and unrealized gain (loss) on investments	(1.65)	(1.86)	6.37	2.42	.86	(.99)
Total from Investment Operations	(1.56)	(1.76)	6.41	2.52	.96	(.91)
Distributions:
Dividends from net investment income	(.14)	(.04)	(.11)	(.12)	(.10)	(.06)
Dividends from net realized gain on investments	(2.71)	(4.49)	(1.33)	(.43)	(2.67)	(1.51)
Total Distributions	(2.85)	(4.53)	(1.44)	(.55)	(2.77)	(1.57)
Net asset value, end of period	18.83	23.24	29.53	24.56	22.59	24.40
Total Return (%)	(6.95)[b]	(7.48)	26.97	11.58	6.41	(3.56)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04[c]	.98	.96	.98	.95	.94
Ratio of net expenses to average net assets	1.04[c]	.98	.96	.98	.95	.94
Ratio of net investment income to average net assets	.86[c]	.42	.14	.46	.48	.31
Portfolio Turnover Rate	37.64[b]	70.59	70.67	86.50	57.74	58.85
Net Assets, end of period ($ x 1,000)	228,385	334,032	597,663	467,798	578,267	777,237

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Select Managers Small Cap Value Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser and the fund’s portfolio allocation manager. Channing Capital Management, LLC (“Channing”), Denali Advisors, LLC (“Denali”), Eastern Shore Capital Management (“Eastern Shore”), Heartland Advisors, Inc. (“Heartland”), and Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), serve as the fund’s sub-advisers (collectively, the “Sub-Advisers”), each managing an allocated portion of the fund’s portfolio.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2023, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 411 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	230,663,729	-	0	230,663,729
Escrow Bonds	-	-	0	0

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($) (continued)
Investments in Securities:† (continued)
Exchange-Traded Funds	1,587,910	-	-	1,587,910
Investment Companies	9,929,221	-	-	9,929,221

† See Statement of Investments for additional detailed categorizations, if any.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities – Common Stocks & Escrow Bond ($)
Balance as of 11/30/2022†	0
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balances as of 5/31/2023†	0
The amount of net realized gains (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 5/31/2023	-

† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2023, BNY Mellon earned $5,634 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Multi-manager risk. Each sub-adviser makes investment decisions independently, and it is possible that the investment styles of the sub-advisers may not complement one another. As a result, the fund's exposure to a given stock, industry or investment style could unintentionally be greater or smaller than it would have been if the fund had a single adviser. In addition, if one sub-adviser buys a security during a time frame when another sub-adviser sells it, the fund will incur transaction costs and the fund's net position in the security may be approximately the same as it would have been with a single adviser and no such sale and purchase.

Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the Adviser to allocate effectively the fund's assets among the sub-advisers. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2022 was as follows: ordinary income $34,033,285 and long-term capital gains $62,058,828. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2023 was approximately $84,066 with a related weighted average annualized interest rate of 5.48%.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from December 1, 2022 through March 31, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. On or after March 31, 2024, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the undertakings, amounted to $3,380 during the period ended May 31, 2023.

Pursuant to separate sub-investment advisory agreements between the Adviser and the Sub-Advisers, each serves as the fund’s sub-adviser responsible for the day-to-day management of a portion of the fund’s portfolio. The Adviser pays each sub-adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2023, Class C shares were charged $274 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The

Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2023, Class A and Class C shares were charged $1,434 and $91, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2023, the fund was charged $2,766 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $879.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2023, the fund was charged $24,917 pursuant to the custody agreement.

During the period ended May 31, 2023, the fund was charged $27,351 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $189,662, Distribution Plan fees of $42, Shareholder Services Plan fees of $230, Custodian fees of $18,000, Chief Compliance Officer fees of $12,574 and Transfer Agent fees of $1,247, which are offset against an expense reimbursement currently in effect in the amount of $1,138.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2023, amounted to $107,367,515 and $194,247,062, respectively.

At May 31, 2023, accumulated net unrealized appreciation on investments was $18,484,228, consisting of $41,936,990 gross unrealized appreciation and $23,452,762 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

For More Information

BNY Mellon Select Managers Small Cap Value Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Advisers

Channing Capital Management, LLC
10 South LaSalle Street
Suite 2401
Chicago, IL 60633

Denali Advisors, LLC
5075 Shoreham Place, Suite #120
San Diego, CA 92122

Eastern Shore Capital Management
18 Sewall Street
Marblehead, MA 01945

Heartland Advisors, Inc.
790 North Water Street, Suite 1200
Milwaukee, WI 53202

Neuberger Berman Investment Advisers, LLC
605 Third Avenue
New York, NY 10158

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DMVAX Class C: DMECX Class I: DMVIX Class Y: DMVYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 6246SA0523

BNY Mellon U.S. Equity Fund

SEMI-ANNUAL REPORT May 31, 2023

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

Discussion of Fund Performance	2
Understanding Your Fund’s Expenses	4

Comparing Your Fund’s Expenses

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2022, through May 31, 2023, as provided by Charlie Macquaker, Roy Leckie and Jane Henderson, Fraser Fox and Maxim Skorniakov, members of the Investment Executive group at Walter Scott & Partners Limited (Walter Scott), sub-adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2023, the BNY Mellon U.S. Equity Fund (the “fund”) produced a return of 4.47% for Class A shares, 4.08% for Class C shares, 4.62% for Class I shares and 4.67% for Class Y shares.1 In comparison, the fund’s benchmark, the MSCI USA Index (the “Index”), produced a return of 3.09% over the same period.2

U.S. stocks gained ground during the reporting period as inflationary pressures eased, the U.S. Federal Reserve (the “Fed”) reduced the pace of interest-rate hikes, and economic growth remained positive. The fund outperformed the Index largely due to strong stock selection in the health care, financials and industrials sectors.

The Fund’s Investment Approach

The fund seeks long-term total return. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located in the United States. The fund may invest in the securities of companies of any market capitalization. Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection, building the fund’s portfolio from the bottom up through extensive fundamental research. The investment process begins with the screening of reported company financials. Companies that meet certain broad, absolute and trend criteria are candidates for more detailed financial analysis. The fund’s Investment Team collectively reviews and selects those stocks that meet Walter Scott’s criteria, and where the expected growth rate is combined with a reasonable valuation for the underlying equity. Market capitalization and sector allocations are a residual of, not part of, the investment process, because the Investment Team’s sole focus is on the analysis of, and investment in, individual companies.

Equities Advance Despite Macroeconomic Concerns

Market sentiment proved volatile but positive during the reporting period, with hopes for continued economic growth outweighing concerns regarding persistently high levels of inflation and the impact of Fed rate hikes designed to curb inflation. In December 2022, as the period began, inflation averaged 6.45% on an annualized basis, down from the 9.06% peak set in June 2022 but well above the Fed target of 2%. On December 14, the Fed raised the benchmark federal funds rate from a range of 3.75%–4.00% to a range of 4.25%–4.50%, up from near zero nine months earlier. During the reporting period, the Fed raised rates three more times, totaling an additional 0.75%, while inflation steadily eased to 4.05% as of May 2023. Although U.S. economic growth and corporate profits showed signs of moderating during this time, indications generally remained positive, supported by robust consumer spending, rising wages and low levels of unemployment. These encouraging economic trends lessened concerns that rising rates might tip the economy into a sharp recession. Accordingly, while equity markets frequently dipped or spiked in response to the economic news of the day, stocks trended higher on balance, led by mega-cap, growth-oriented issues in the information technology sector.

Other factors aside from inflation and interest rates also played a role in market behavior during the period. The reopening of the Chinese economy in the fourth quarter of 2022, after lengthy COVID-19-related shutdowns, generally bolstered confidence, particularly as renewed Chinese activity did not appear to cause inflation to accelerate. On the negative side, a small number of high-profile, regional bank failures in the United States in March and April 2023 raised fears of possible wider banking industry contagion and future credit constraints. However, stocks remained in positive territory despite

2

a steep decline in early March. Swift action from federal authorities and major banks eased investors’ concerns, enabling markets to gain additional ground in the closing months of the period.

Strong Stock Selection Bolsters Relative Returns

The fund’s returns relative to the Index benefited from strong issue selection in the health care and industrials sectors, and from lack of exposure to banking stocks, which were negatively affected by industry uncertainty. Top-performing individual holdings included medical supply company West Pharmaceutical Services Inc., supply-chain software company Manhattan Associates Inc. and vehicle auction and sales firm Copart, Inc.. Shares in West Pharmaceutical Services Inc. rose on strong sales and earnings despite reduced demand for COVID-19-related supplies. Manhattan Associates Inc. also beat earnings expectations and raised guidance as its customers worked to improve supply-chain logistics in the wake of bottlenecks related to the pandemic and China’s earlier lockdowns. Copart, Inc. reported solid financial results and improving margins, bolstered by subsiding gas prices.

Conversely, the fund lagged the Index in the information technology, consumer discretionary and communication services sectors, partly due to a few underperforming holdings and partly due to lack of exposure to high-flying mega-cap market leaders, such as NVIDIA, Apple, Meta Platforms, Tesla and Amazon.com. Notably weak holdings included specialty health care industry support company Waters Corp., discount retailer Dollar General and specialty chemicals producer FMC Corp. Waters Corp. shares lost ground on slightly weaker-than-expected guidance from the company and investor concerns regarding slowing global economic growth. Dollar General Corp. issued disappointing earnings and weak guidance, warning of softening consumer spending. FMC Corp. shares appeared to suffer as the market anticipated a broad economic slowdown despite the company’s reasonably positive earnings and unchanged guidance.

Maintaining Our Focus on High-Quality Companies with Strong Fundamentals

As of the end of the reporting period, we anticipate further market volatility as the Fed struggles to constrain inflationary pressures, with the possibility of a recession still on the horizon. While many companies have effectively controlled costs and continued to report reasonably strong earnings despite those pressures, we expect businesses to face increasing difficulties in meeting financial expectations if economic growth falters. We believe the fund’s holdings are relatively well positioned to outperform in the face of prevailing market uncertainties due to their high-quality, defensive characteristics and solid fundamentals, which enable them to operate effectively in varying economic environments.

June 15, 2023

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through March 31, 2024, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — The MSCI USA Index is designed to measure the performance of the large- and mid-cap segments of the U.S. market. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Small and midsized company stocks tend to be more volatile and less liquid than larger company stocks as these companies are less established and have more volatile earnings histories.

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon U.S. Equity Fund from December 1, 2022 to May 31, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.86	$9.67	$4.44	$4.29
Ending value (after expenses)	$1,044.70	$1,040.80	$1,046.20	$1,046.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.79	$9.55	$4.38	$4.23
Ending value (after expenses)	$1,019.20	$1,015.46	$1,020.59	$1,020.74
†

Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class C, .87% for Class I and .84% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS
May 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.8%
Capital Goods - 5.9%
Fastenal Co.	116,300		6,262,755
Hexcel Corp.	89,300		6,160,807
The Toro Company	58,700		5,742,621
			18,166,183
Commercial & Professional Services - 5.7%
Automatic Data Processing, Inc.	24,500		5,120,255
Copart, Inc.	84,300	[a]	7,383,837
Paychex, Inc.	47,100		4,942,203
			17,446,295
Consumer Discretionary Distribution & Retail - 5.9%
O'Reilly Automotive, Inc.	6,900	[a]	6,232,839
The TJX Companies, Inc.	83,300		6,396,607
Tractor Supply Co.	26,700		5,596,053
			18,225,499
Consumer Durables & Apparel - 1.8%
NIKE, Inc., Cl. B	51,200		5,389,312
Consumer Services - 3.9%
Booking Holdings, Inc.	2,350	[a]	5,895,610
McDonald's Corp.	21,800		6,215,398
			12,111,008
Consumer Staples Distribution - 4.0%
Costco Wholesale Corp.	12,800		6,547,968
Dollar General Corp.	28,600		5,751,174
			12,299,142
Financial Services - 8.7%
Jack Henry & Associates, Inc.	40,300		6,161,467
Mastercard, Inc., Cl. A	18,600		6,789,372
Moody's Corp.	22,300		7,066,424
PayPal Holdings, Inc.	54,900	[a]	3,403,251
Visa, Inc., Cl. A	15,300	[b]	3,381,759
			26,802,273
Health Care Equipment & Services - 10.5%
Align Technology, Inc.	11,500	[a]	3,250,590
Edwards Lifesciences Corp.	94,500	[a]	7,959,735
Intuitive Surgical, Inc.	27,700	[a]	8,527,168
ResMed, Inc.	31,700		6,682,043
Stryker Corp.	21,000		5,787,180
			32,206,716
Household & Personal Products - 1.6%
The Estee Lauder Companies, Inc., Cl. A	26,300		4,839,989

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Materials - 5.6%
Ecolab, Inc.	34,500		5,694,225
FMC Corp.	52,000		5,412,160
Linde PLC	17,200		6,082,952
			17,189,337
Media & Entertainment - 7.5%
Alphabet, Inc., Cl. C	110,520	[a]	13,634,852
Netflix, Inc.	10,700	[a]	4,228,961
The Walt Disney Company	58,100	[a]	5,110,476
			22,974,289
Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
Eli Lilly & Co.	19,600		8,417,416
Illumina, Inc.	20,000	[a]	3,933,000
Mettler-Toledo International, Inc.	4,200	[a]	5,551,854
Waters Corp.	20,500	[a]	5,150,010
West Pharmaceutical Services, Inc.	17,100		5,722,173
			28,774,453
Semiconductors & Semiconductor Equipment - 2.3%
Texas Instruments, Inc.	41,300		7,181,244
Software & Services - 14.5%
Adobe, Inc.	17,400	[a]	7,269,546
Ansys, Inc.	20,600	[a]	6,665,954
Cognizant Technology Solutions Corp., Cl. A	86,200		5,386,638
Fortinet, Inc.	88,900	[a]	6,074,537
Manhattan Associates, Inc.	37,900	[a]	6,875,818
Microsoft Corp.	37,800		12,413,142
			44,685,635
Technology Hardware & Equipment - 9.6%
Amphenol Corp., Cl. A	88,200		6,654,690
Cisco Systems, Inc.	132,300		6,571,341
Cognex Corp.	132,400		7,276,704
IPG Photonics Corp.	50,300	[a]	5,556,641
Keysight Technologies, Inc.	22,150	[a]	3,583,870
			29,643,246
Transportation - 2.0%
Old Dominion Freight Line, Inc.	20,000		6,208,800
Total Common Stocks (cost $158,197,611)			304,143,421

6

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,661,097)	5.19	4,661,097	[c]	4,661,097
Total Investments (cost $162,858,708)		100.3%		308,804,518
Liabilities, Less Cash and Receivables		(.3%)		(792,597)
Net Assets		100.0%		308,011,921

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2023, the value of the fund’s securities on loan was $3,347,941 and the value of the collateral was $3,424,475, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	26.5
Health Care	19.8
Industrials	13.6
Consumer Discretionary	11.6
Financials	8.7
Communication Services	7.4
Materials	5.6
Consumer Staples	5.6
Investment Companies	1.5
100.3

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 11/30/2022	Purchases ($)†	Sales ($)	Value ($) 5/31/2023	Dividends/ Distributions ($)
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.5%	12,802	73,359,550	(68,711,255)	4,661,097	71,849

† Includes reinvested dividends/distributions.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $3,347,941)—Note 1(b):
Unaffiliated issuers	158,197,611	304,143,421
Affiliated issuers	4,661,097	4,661,097
Receivable for shares of Common Stock subscribed		248,000
Dividends and securities lending income receivable		207,896
Prepaid expenses		63,859
		309,324,273
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		212,561
Payable for shares of Common Stock redeemed		1,035,093
Directors’ fees and expenses payable		6,591
Other accrued expenses		58,107
		1,312,352
Net Assets ($)		308,011,921
Composition of Net Assets ($):
Paid-in capital		62,172,026
Total distributable earnings (loss)		245,839,895
Net Assets ($)		308,011,921

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,782,270	30,150	17,331,607	288,867,894
Shares Outstanding	100,231	1,988.41	961,754	16,049,436
Net Asset Value Per Share ($)	17.78	15.16	18.02	18.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2023 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,493,523
Affiliated issuers	71,849
Income from securities lending—Note 1(b)	1,088
Total Income	1,566,460
Expenses:
Management fee—Note 3(a)	1,310,965
Professional fees	43,954
Registration fees	37,346
Prospectus and shareholders’ reports	20,312
Directors’ fees and expenses—Note 3(d)	18,437
Chief Compliance Officer fees—Note 3(c)	12,225
Shareholder servicing costs—Note 3(c)	7,114
Loan commitment fees—Note 2	5,431
Custodian fees—Note 3(c)	4,437
Interest expense—Note 2	1,767
Distribution fees—Note 3(b)	103
Miscellaneous	12,079
Total Expenses	1,474,170
Less—reduction in expenses due to undertaking—Note 3(a)	(753)
Less—reduction in fees due to earnings credits—Note 3(c)	(856)
Net Expenses	1,472,561
Net Investment Income	93,899
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	100,353,884
Net change in unrealized appreciation (depreciation) on investments	(87,078,203)
Net Realized and Unrealized Gain (Loss) on Investments	13,275,681
Net Increase in Net Assets Resulting from Operations	13,369,580

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations ($):
Net investment income	93,899	673,568
Net realized gain (loss) on investments	100,353,884	124,845,371
Net change in unrealized appreciation (depreciation) on investments	(87,078,203)	(206,244,903)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,369,580	(80,725,964)
Distributions ($):
Distributions to shareholders:
Class A	(397,664)	(257,595)
Class C	(4,192)	(4,667)
Class I	(5,389,418)	(4,396,588)
Class Y	(94,895,735)	(86,574,572)
Total Distributions	(100,687,009)	(91,233,422)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	256,592	272,114
Class C	21,546	-
Class I	2,289,116	14,958,564
Class Y	7,029,637	65,687,656
Distributions reinvested:
Class A	337,991	232,055
Class C	1,556	2,840
Class I	4,731,943	3,476,970
Class Y	41,932,567	38,736,237
Cost of shares redeemed:
Class A	(137,674)	(434,621)
Class C	(1,556)	(16,464)
Class I	(9,211,247)	(19,666,201)
Class Y	(122,312,514)	(213,592,453)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(75,062,043)	(110,343,303)
Total Increase (Decrease) in Net Assets	(162,379,472)	(282,302,689)
Net Assets ($):
Beginning of Period	470,391,393	752,694,082
End of Period	308,011,921	470,391,393

10

	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Capital Share Transactions (Shares):
Class Aa
Shares sold	14,666	11,441
Shares issued for distributions reinvested	19,001	8,864
Shares redeemed	(7,573)	(18,629)
Net Increase (Decrease) in Shares Outstanding	26,094	1,676
Class C
Shares sold	1,469	-
Shares issued for distributions reinvested	105	121
Shares redeemed	(105)	(910)
Net Increase (Decrease) in Shares Outstanding	1,469	(789)
Class Ia
Shares sold	126,269	622,732
Shares issued for distributions reinvested	262,422	132,097
Shares redeemed	(511,558)	(861,065)
Net Increase (Decrease) in Shares Outstanding	(122,867)	(106,236)
Class Ya
Shares sold	388,829	3,051,454
Shares issued for distributions reinvested	2,330,867	1,470,926
Shares redeemed	(6,586,845)	(9,381,933)
Net Increase (Decrease) in Shares Outstanding	(3,867,149)	(4,859,553)

[a]

During the period ended May 31, 2023, 116,217 Class Y shares representing $2,107,757 were exchanged for 116,064 Class I shares. During the period ended November 30, 2022, 585,474 Class Y shares representing $14,126,479 were exchanged for 584,953 Class I shares and 6,365 Class Y shares representing $159,598 were exchanged for 6,409 Class A shares.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2023	Year Ended November 30,
Class A Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	22.11	28.74	23.75	20.85	20.44	20.85
Investment Operations:
Net investment income (loss)[a]	(.02)	(.05)	(.05)	.00[b]	.04	.03
Net realized and unrealized gain (loss) on investments	.77	(3.06)	5.32	3.16	2.30	1.77
Total from Investment Operations	.75	(3.11)	5.27	3.16	2.34	1.80
Distributions:
Dividends from net investment income	-	-	(.03)	(.07)	(.03)	(.04)
Dividends from net realized gain on investments	(5.08)	(3.52)	(.25)	(.19)	(1.90)	(2.17)
Total Distributions	(5.08)	(3.52)	(.28)	(.26)	(1.93)	(2.21)
Net asset value, end of period	17.78	22.11	28.74	23.75	20.85	20.44
Total Return (%)[c]	4.47[d]	(12.50)	22.41	15.28	13.77	9.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23[e]	1.19	1.15	1.17	1.20	1.25
Ratio of net expenses to average net assets	1.15[e]	1.15	1.15	1.15	1.15	1.15
Ratio of net investment income (loss) to average net assets	(.24)[e]	(.23)	(.20)	.02	.20	.17
Portfolio Turnover Rate	3.93[d]	10.61	10.70	11.94	14.11	17.14
Net Assets, end of period ($ x 1,000)	1,782	1,639	2,082	1,720	1,540	787

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

12

Six Months Ended
	May 31, 2023	Year Ended November 30,
Class C Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	19.66	26.10	21.74	19.18	19.07	19.70
Investment Operations:
Net investment (loss)[a]	(.07)	(.22)	(.19)	(.14)	(.10)	(.11)
Net realized and unrealized gain (loss) on investments	.65	(2.70)	4.80	2.89	2.11	1.65
Total from Investment Operations	.58	(2.92)	4.61	2.75	2.01	1.54
Distributions:
Dividends from net realized gain on investments	(5.08)	(3.52)	(.25)	(.19)	(1.90)	(2.17)
Net asset value, end of period	15.16	19.66	26.10	21.74	19.18	19.07
Total Return (%)[b]	4.08[c]	(13.12)	21.42	14.44	12.92	8.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.73[d]	2.40	2.34	2.35	2.40	2.35
Ratio of net expenses to average net assets	1.90[d]	1.90	1.90	1.90	1.90	1.90
Ratio of net investment (loss) to average net assets	(.96)[d]	(1.01)	(.81)	(.72)	(.56)	(.57)
Portfolio Turnover Rate	3.93[c]	10.61	10.70	11.94	14.11	17.14
Net Assets, end of period ($ x 1,000)	30	10	34	107	121	86

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2023	Year Ended November 30,
Class I Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	22.34	28.92	23.89	20.94	20.54	20.96
Investment Operations:
Net investment income[a]	.00[b]	.02	.03	.08	.10	.10
Net realized and unrealized gain (loss) on investments	.79	(3.07)	5.34	3.17	2.31	1.77
Total from Investment Operations	.79	(3.05)	5.37	3.25	2.41	1.87
Distributions:
Dividends from net investment income	(.03)	(.01)	(.09)	(.11)	(.11)	(.12)
Dividends from net realized gain on investments	(5.08)	(3.52)	(.25)	(.19)	(1.90)	(2.17)
Total Distributions	(5.11)	(3.53)	(.34)	(.30)	(2.01)	(2.29)
Net asset value, end of period	18.02	22.34	28.92	23.89	20.94	20.54
Total Return (%)	4.62[c]	(12.19)	22.75	15.71	14.17	9.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87[d]	.83	.81	.82	.82	.82
Ratio of net expenses to average net assets	.87[d]	.83	.81	.82	.82	.82
Ratio of net investment income to average net assets	.02[d]	.09	.12	.36	.53	.51
Portfolio Turnover Rate	3.93[c]	10.61	10.70	11.94	14.11	17.14
Net Assets, end of period ($ x 1,000)	17,332	24,227	34,445	24,508	26,577	22,755

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

14

Six Months Ended
	May 31, 2023	Year Ended November 30,
Class Y Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	22.32	28.90	23.87	20.93	20.54	20.96
Investment Operations:
Net investment income[a]	.01	.03	.04	.08	.11	.11
Net realized and unrealized gain (loss) on investments	.78	(3.07)	5.33	3.17	2.29	1.77
Total from Investment Operations	.79	(3.04)	5.37	3.25	2.40	1.88
Distributions:
Dividends from net investment income	(.03)	(.02)	(.09)	(.12)	(.11)	(.13)
Dividends from net realized gain on investments	(5.08)	(3.52)	(.25)	(.19)	(1.90)	(2.17)
Total Distributions	(5.11)	(3.54)	(.34)	(.31)	(2.01)	(2.30)
Net asset value, end of period	18.00	22.32	28.90	23.87	20.93	20.54
Total Return (%)	4.67[b]	(12.18)	22.80	15.69	14.15	9.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84[c]	.80	.79	.80	.80	.80
Ratio of net expenses to average net assets	.84[c]	.80	.79	.80	.80	.80
Ratio of net investment income to average net assets	.06[c]	.12	.16	.37	.55	.53
Portfolio Turnover Rate	3.93[b]	10.61	10.70	11.94	14.11	17.14
Net Assets, end of period ($ x 1,000)	288,868	444,516	716,133	725,418	619,812	534,230

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon U.S. Equity Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses

16

on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures

18

approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	304,143,421	-	-	304,143,421
Investment Companies	4,661,097	-	-	4,661,097

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2023, BNY Mellon earned $148 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

20

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2022 was as follows: ordinary income $11,710,883 and long-term capital gains $79,522,539. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2023 was approximately $66,484 with a related weighted average annualized interest rate of 5.33%.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from December 1, 2022 through March 31, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. On or after March 31, 2024, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $753 during the period ended May 31, 2023.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

During the period ended May 31, 2023, the Distributor retained $17 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2023, Class C shares were charged $103 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2023, Class A and Class C shares were charged $2,163 and $34, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the

22

Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2023, the fund was charged $2,481 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $856.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2023, the fund was charged $4,437 pursuant to the custody agreement.

During the period ended May 31, 2023, the fund was charged $12,225 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $200,065, Distribution Plan fees of $19, Shareholder Services Plan fees of $386, Custodian fees of $6,000, Chief Compliance Officer fees of $5,078 and Transfer Agent fees of $1,141, which are offset against an expense reimbursement currently in effect in the amount of $128.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2023, amounted to $13,901,964 and $193,004,665, respectively.

At May 31, 2023, accumulated net unrealized appreciation on investments was $145,945,810, consisting of $161,641,303 gross unrealized appreciation and $15,695,493 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon U.S. Equity Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Walter Scott & Partners Limited
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DPUAX Class C: DPUCX Class I: DPUIX Class Y: DPUYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 6011SA0523

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Funds, Inc.

By: /s/ David J. DiPetrillo

        David J. DiPetrillo

        President (Principal Executive Officer)

Date: July 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

        David J. DiPetrillo

        President (Principal Executive Officer)

Date: July 18, 2023

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: July 18, 2023

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)